UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2014

Item 1.	Reports to Stockholders

The semi-annual report to stockholders follows

First Investors

SEMI-ANNUAL REPORT

TAX EXEMPT INCOME FUND

TAX EXEMPT OPPORTUNITIES FUND

SINGLE STATE TAX EXEMPT FUNDS

June 30, 2014

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 40 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Bond Market Overview
FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:

We are pleased to provide you with our report for the first six months of 2014 (“the review period”).

Economic Overview

The U.S. economy was surprisingly weak in the first half of the year. First quarter gross domestic product growth declined 2.1%, in large part due to the severe winter, while second quarter growth rebounded to a 4% pace. Despite anemic first half growth, several economic indicators suggested a healthier economy. In particular, the unemployment rate fell from 6.7% to 6.1%, its lowest level since 2008, and the economy added over 1.3 million new jobs. Inflation began to creep higher during the review period with consumer prices up 2.1% year-over-year, compared to 1.5% at year-end 2013.

Despite the lower unemployment rate and higher inflation, the Federal Reserve (“the Fed”) maintained a steady course as Janet Yellen assumed the Chairmanship. Quantitative easing — the Fed’s program of buying bonds to lower longer-term interest rates —remained on schedule to conclude in October. As well, the Fed remained on track to begin increasing short-term interest rates sometime in the second half of 2015. The market expects that, when the Fed does act, it will raise rates in a slow and gradual manner.

The Bond Market

Interest rates fell and bond prices moved higher during the first half of the year, despite a strong consensus that last year’s sell-off would continue. The bond market’s rally proceeded in stages. The initial move down in rates was due to weak first quarter U.S. growth, slower-than-expected growth in China, and a flight-to-safety into the U.S. bond market due to the crisis in the Ukraine. In the second quarter, the rally was spurred by lower European interest rates as the European Central Bank eased monetary policy, and reassessment by investors as to how much tightening the Fed would actually need to do in this cycle.

The benchmark 10-year U.S. Treasury note yield fell from 3.03% to 2.53% during the review period. The two-year Treasury note yield, which has been anchored by the Fed’s commitment to keep short-term rates at very low levels, moved from 0.38% to 0.46%.

The municipal bond market had strong six-month returns, gaining 6.6%, according to Bank of America Merrill Lynch. The market benefited from the general decline in interest rates and very favorable supply and demand dynamics. New issue supply of $150 billion was 16% lower than the same period last year. On the demand side, individual investors returned to the market with net mutual fund inflows of over $8 billion. Improved demand was, in part, attributable to the 2013 increase in marginal income tax rates for high-income investors.

1

Bond Market Overview (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

Reflecting the decline in interest rates and investors seeking additional yield, long-term and lower-rated municipal bonds had the highest returns. In particular, bonds with 22+ year maturities and BBB-rated bonds gained 10.4% and 11.0%, respectively. The market’s gains occurred despite ongoing bankruptcy proceedings for Detroit and the continued decline in Puerto Rico’s financial outlook. Investors viewed both events as largely unique and not representative of the overall credit quality of the municipal bond market.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

July 31, 2014

This Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in the Overview reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state. You should consult your prospectus for a precise explanation of the risks associated with your fund.

2

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2014, and held for the entire six-month period ended June 30, 2014. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for Class A, Class B, Advisor Class and Institutional Class shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

3

Fund Expenses (unaudited)
TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	0.97%
Actual		$1,000.00	$1,060.44	$4.96
Hypothetical**		$1,000.00	$1,019.98	$4.86
Class B Shares	1.72%
Actual		$1,000.00	$1,056.83	$8.77
Hypothetical**		$1,000.00	$1,016.26	$8.60
Advisor Class Shares	0.64%
Actual		$1,000.00	$1,060.81	$3.27
Hypothetical**		$1,000.00	$1,021.62	$3.21
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,060.58	$3.32
Hypothetical**		$1,000.00	$1,021.57	$3.26

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

4

Portfolio of Investments
TAX EXEMPT INCOME FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—100.5%
	Alabama—.8%
$ 5,000M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	$ 5,423,600
	Alaska—.5%
3,200M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,559,232
	Arizona—2.9%
5,000M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,734,550
7,015M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,873,987
5,000M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
	5% 1/1/2033	5,491,650
		19,100,187
	Arkansas—.8%
5,000M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,636,450
	California—4.3%
5,000M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,325,000
	California State General Obligation:
5,000M	5.25% 9/1/2030	5,880,450
5,000M	5% 11/1/2030	5,753,850
5,000M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,679,600
5,000M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,725,750
		28,364,650
	Colorado—.9%
5,000M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,682,500
	District of Columbia—1.8%
5,000M	District of Columbia GO 6% 6/1/2021	6,308,550
5,000M	District of Columbia Rev. 5.5% 8/15/2028	5,339,200
		11,647,750
	Florida—10.7%
5,000M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,711,750
5,000M	Duval County School Board COP 5.25% 7/1/2035	5,390,050
3,415M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026	3,633,116
5,500M	Florida State Board of Education GO 5.5% 6/1/2038	6,290,240
5,000M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,778,500
5,000M	Manatee County School Board COP 5.625% 7/1/2031	5,575,950

5

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
June 30, 2014

Principal
Amount	Security	Value
	Florida (continued)
$ 5,000M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
	5.375% 10/1/2028	$ 5,528,100
5,000M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	5,467,100
5,000M	Miami-Dade County School Board COP 5.375% 2/1/2034	5,396,100
5,000M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,356,050
5,000M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,694,900
5,000M	Orange County School Board COP 5.5% 8/1/2034	5,551,800
5,000M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,569,450
		70,943,106
	Georgia—5.5%
5,000M	Atlanta Airport Revenue 5.25% 1/1/2030	5,599,000
	Atlanta Water & Wastewater Revenue:
9,040M	5.5% 11/1/2019	10,819,614
5,000M	5.25% 11/1/2034	5,469,400
7,500M	Georgia State Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	8,225,400
5,000M	JPMorgan Chase Putters 9.505% 1/1/2016 (a)	5,954,500
		36,067,914
	Illinois—10.3%
	Chicago Board of Education Lease Certificates:
5,000M	6% 1/1/2016	5,369,250
25,000M	6% 1/1/2020	28,191,750
5,000M	Chicago O’Hare Intl. Airport Rev. 6.5% 1/1/2041	5,947,100
	Illinois Finance Auth. Revenue:
5,000M	Alexian Brothers Health 5.25% 1/1/2022	5,488,200
5,000M	Children’s Mem. Hosp. 5.25% 8/15/2033	5,217,850
7,000M	Northwestern Mem. Hosp. 5.75% 8/15/2030	8,053,220
4,000M	Regional Transportation Auth. 7.75% 6/1/2019	4,743,520
5,000M	Springfield Electric Rev. 5% 3/1/2027	5,133,900
		68,144,790
	Indiana—3.1%
7,540M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026	8,497,655
2,505M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
	6.125% 7/1/2029	2,622,985
8,330M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	9,353,341
		20,473,981

6

Principal
Amount	Security	Value
	Kentucky—1.3%
$ 5,000M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028	$ 5,345,200
3,000M	Kentucky St. Turnpike Auth. Eco. Dev. Road Rev. 5% 7/1/2029	3,486,990
		8,832,190
	Louisiana—1.1%
10,250M	Regional Trans. Auth. Zero Coupon 12/1/2021	7,293,285
	Maine—.5%
2,735M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	3,012,493
	Massachusetts—2.3%
3,365M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	3,633,830
5,000M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034	5,543,950
5,185M	Massachusetts St. Wtr. Res. Auth. ROLS 9.569% 2/1/2016 (a)	6,227,600
		15,405,380
	Michigan—5.1%
5,000M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	5,487,500
5,000M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,119,350
10,000M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	11,309,900
5,000M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028	5,842,850
4,500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,762,205
		33,521,805
	Missouri—.9%
5,000M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028	5,662,750
	Montana—.4%
2,275M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	2,409,157
	Nebraska—1.2%
7,000M	Fremont Comb. Utility Sys. Revenue 5% 7/15/2034 (b)	7,664,790
	Nevada—.8%
5,000M	Clark Cnty. Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,460,050

7

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
June 30, 2014

Principal
Amount	Security	Value
	New Jersey—1.7%
$ 5,000M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
	5.625% 6/1/2030	$ 5,593,600
5,000M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2030	5,602,900
		11,196,500
	New Mexico—1.9%
5,000M	Grant County Dept. of Health 5.25% 7/1/2031	5,558,000
7,000M	University of New Mexico 5% 6/1/2033	7,269,920
		12,827,920
	New York—12.8%
22,000M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	27,975,200
7,500M	New York City Trans. Fin. Auth. Rev. Future Tax 5% 11/1/2038	8,316,675
	New York State Dorm. Auth. Revenue:
3,950M	Cornell University 5% 7/1/2040	4,473,257
10,000M	New York University 5.75% 7/1/2027	12,472,200
	Personal Income Tax Revenue:
5,000M	5% 3/15/2035	5,565,100
5,000M	5% 2/15/2037	5,513,750
5,000M	State University 5.875% 5/15/2017	5,506,100
	New York State Thruway Auth. Revenue:
670M	5% 10/1/2015 (c)	710,743
4,330M	5% 4/1/2021	4,587,635
7,780M	Port Authority of New York & New Jersey Drivers
	9.36% 8/15/2015 (a)	9,586,049
		84,706,709
	North Carolina—.8%
5,000M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
	5.25% 1/15/2034	5,572,550
	Ohio—3.3%
5,000M	American Mun. Pwr. Rev. 5.25% 2/15/2026	5,490,250
5,285M	Jefferson County GO 5.75% 12/1/2019	5,928,449
5,000M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,618,050
	Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
1,635M	6.125% 9/1/2028	1,721,344
3,030M	5.85% 9/1/2033	3,252,493
		22,010,586

8

Principal
Amount	Security	Value
	Pennsylvania—2.6%
$ 5,000M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	$ 5,556,150
5,000M	Philadelphia GO 7.125% 7/15/2016 (c)	5,689,700
5,000M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	5,675,300
		16,921,150
	Puerto Rico—.8%
5,000M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	5,174,550
	Rhode Island—1.2%
7,000M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,912,730
	South Carolina—.9%
5,000M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,691,700
	Texas—9.5%
5,000M	Dallas County Util. & Reclamation District GO 5.375% 2/15/2029	5,400,150
5,000M	Hitchcock Ind. School District GO 5.25% 2/15/2030	5,622,800
	Houston Utilities Systems Revenue:
5,000M	Util. Sys. Rev. 5.125% 11/15/2032	5,613,700
5,000M	Wtr. And Swr. Rev. 5% 11/15/2027	5,618,650
6,035M	Houston Water Conv. Sys. COP 6.25% 12/15/2015	6,388,108
5,000M	JP Morgan Chase Putters 9.363% 2/1/2030 (a)	6,206,400
5,000M	Medina Valley Indpt. School District GO ROLS 9.569% 8/15/2015 (a)	5,911,000
10,000M	North Texas Tollway Auth. Rev. 5.125% 1/1/2028	10,968,500
5,000M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,465,800
5,000M	Waco Ind. School District GO 5.25% 8/15/2030	5,574,600
		62,769,708
	Utah—.1%
455M	Provo Electric System Rev. 10.375% 9/15/2015	481,508
	Washington—4.7%
10,000M	Washington State GO 5% 7/1/2015 (c)	10,487,400
	Washington State Health Care Facs. Auth. Revenue:
5,000M	Catholic Health Initiatives 6.375% 10/1/2033	5,763,750
7,000M	Providence Health 5.25% 10/1/2033	7,856,520
5,500M	Washington State ROLS 9.569% 7/1/2016 (a)	6,751,140
		30,858,810
	West Virginia—.7%
4,500M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028	4,898,340

9

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
June 30, 2014

Principal
Amount	Security		Value
	Wisconsin—4.3%
$12,000M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		$ 15,134,880
6,905M	Wisconsin State General Rev. 5.75% 5/1/2033		7,985,425
5,000M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,414,300
			28,534,605
Total Value of Municipal Investments (cost $589,643,730)		100.5%	663,863,426
Excess of Liabilities Over Other Assets		(.5)	(3,079,234)
Net Assets		100.0%	$660,784,192

(a)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2014.
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).
(c)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

10	See notes to financial statements

Fund Expenses (unaudited)
TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	1.01%
Actual		$1,000.00	$1,075.90	$5.20
Hypothetical**		$1,000.00	$1,019.78	$5.06
Class B Shares	1.74%
Actual		$1,000.00	$1,071.37	$8.94
Hypothetical**		$1,000.00	$1,016.16	$8.70
Advisor Class Shares	0.77%
Actual		$1,000.00	$1,075.47	$3.96
Hypothetical**		$1,000.00	$1,020.97	$3.86
Institutional Class Shares	0.67%
Actual		$1,000.00	$1,076.47	$3.45
Hypothetical**		$1,000.00	$1,021.47	$3.36

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

11

Portfolio of Investments
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—95.9%
	Alabama—1.5%
$1,000M	Alabama State University 5.25% 9/1/2034	$ 1,081,800
2,500M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	2,886,575
		3,968,375
	Alaska—1.4%
3,000M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,611,790
	Arizona—3.5%
1,250M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,467,975
5,000M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,612,250
2,000M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,388,260
		9,468,485
	Arkansas—.5%
1,135M	University of Arkansas 5% 11/1/2039	1,267,443
	California—2.5%
1,100M	Alhambra Unified School District GO 5.25% 8/1/2028	1,253,483
5,000M	California State GO 5% 4/1/2037	5,559,000
		6,812,483
	Colorado—2.1%
5,000M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031	5,538,450
	Connecticut—.4%
1,000M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,106,220
	District of Columbia—1.3%
3,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,373,050
	Florida—8.6%
5,000M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,646,150
	Broward County Sch. Brd. Certificates of Participation:
1,000M	5.125% 7/1/2026	1,086,180
1,000M	5.25% 7/1/2027	1,088,540
5,000M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028	5,591,150
3,535M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	4,091,232
5,000M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,556,350
		23,059,602

12

Principal
Amount	Security	Value
	Georgia—7.6%
$5,000M	Atlanta Airport Rev. 5.25% 1/1/2030	$ 5,636,550
3,400M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	4,004,792
2,500M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,781,850
1,500M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,699,245
1,000M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021	1,001,680
2,500M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	2,741,800
2,000M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,248,800
		20,114,717
	Hawaii—1.0%
2,500M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,781,500
	Illinois—6.6%
	Chicago O’Hare Intl. Airport Revenue:
5,000M	5% 1/1/2027	5,530,900
5,000M	6.5% 1/1/2041	5,947,100
2,500M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,769,800
2,000M	Illinois State GO 5.5% 7/10/2027	2,266,160
1,000M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,293,580
		17,807,540
	Indiana—1.0%
	Tri-Creek Middle School Bldg. Corp. Revenue:
1,500M	5.25% 7/15/2028	1,671,675
1,000M	5.25% 7/15/2029	1,106,580
		2,778,255
	Louisiana—3.4%
1,500M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	1,749,150
3,000M	Louisiana State GO 5% 9/1/2028	3,467,430
1,000M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,150,250
2,310M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,627,718
		8,994,548
	Massachusetts—2.9%
	Massachusetts State Dev. Fin. Agy. Special Obligation:
1,025M	5% 5/1/2039	1,134,336
1,000M	5% 5/1/2044	1,102,340
5,000M	Massachusetts State GO 5% 8/1/2035	5,628,850
		7,865,526

13

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2014

Principal
Amount	Security	Value
	Michigan—4.6%
$5,000M	Holland Elec. Rev. 5% 7/1/2039	$ 5,463,850
5,000M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,799,650
1,000M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,110,350
		12,373,850
	Minnesota—.4%
1,000M	Western Minnesota Municipal Power Agency 5% 1/1/2040 (a)	1,119,090
	Mississippi—2.4%
	Mississippi Dev. Bk. Special Obligation:
	Jackson Cnty. Ltd. Tax Revenue:
2,660M	5.375% 7/1/2029	2,920,973
2,000M	5.625% 7/1/2039	2,179,600
1,000M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,311,940
		6,412,513
	Missouri—2.8%
1,000M	Bi-State Dev. Agy. 5% 10/1/2028	1,125,610
	Kansas City Special Obligation Revenue:
4,000M	5% 9/1/2034	4,340,160
1,000M	5% 9/1/2037	1,074,140
1,000M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,080,100
		7,620,010
	Nebraska—1.0%
	Nebraska State Public. Pwr. Dist. Revenue:
1,500M	5% 1/1/2035 (a)	1,652,025
1,000M	5% 1/1/2037 (a)	1,097,190
		2,749,215
	New Jersey—1.7%
4,000M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
	5.5% 12/15/2038	4,594,480
	New York—10.8%
4,050M	Nassau County GO 5% 4/1/2031	4,416,161
	New York City Trans. Fin. Auth. Revenue:
5,000M	5% 7/15/2037	5,538,300
7,000M	5% 11/1/2038	7,762,230

14

Principal
Amount	Security	Value
	New York (continued)
	New York State Dorm. Auth. Revenue:
$5,000M	Columbia University 5% 10/1/2041	$ 5,537,650
5,000M	State Personal Income Tax Rev. 5% 3/15/2034	5,579,500
		28,833,841
	North Carolina—1.2%
3,000M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,304,560
	Ohio—3.8%
2,000M	American Mun. Pwr. Rev. 5% 2/15/2024	2,189,120
1,000M	Hamilton Cnty. Sales Tax 5% 12/1/2032	1,069,410
1,135M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,265,389
5,000M	University of Cincinnati 5% 6/1/2028	5,714,550
		10,238,469
	Oregon—.7%
1,615M	Tri-County Metropolitan Trans. Dist. Rev. 5% 9/1/2031	1,859,414
	Pennsylvania—6.5%
5,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	5,682,300
2,380M	Beaver County GO 5.55% 11/15/2031	2,665,124
2,595M	Middletown School Dist. GO 5% 3/1/2033	2,866,670
1,500M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025	1,732,575
	West Mifflin Area School Dist. General Obligation:
2,910M	5.375% 4/1/2027	3,318,448
1,000M	5.375% 4/1/2028	1,126,460
		17,391,577
	Rhode Island—2.3%
	Rhode Island Hlth. & Edl. Bldg. Corporation:
	Public Schools Financing Program:
3,250M	5.25% 5/15/2029	3,549,162
1,000M	5% 5/15/2034	1,034,220
1,415M	University of Rhode Island 5.25% 9/15/2029	1,552,015
		6,135,397
	South Dakota—.6%
1,500M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,667,640

15

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2014

Principal
Amount	Security	Value
	Texas—10.1%
$5,000M	Dallas-Fort Worth Intl. Arpt. 5.25% 11/1/2030	$ 5,762,500
5,000M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,507,000
5,000M	Houston Utility System Rev. 5.25% 11/15/2031	5,805,500
3,500M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037	3,939,950
2,000M	North Texas Tollway Auth. Rev. 5% 9/1/2031	2,258,300
1,250M	Parker County GO 5% 2/15/2029	1,409,762
2,000M	Sinton Indep. Sch. Dist. GO 5% 8/15/2038	2,261,060
		26,944,072
	Utah—.6%
1,300M	Utah Infrastructure Agy. Tele. & Franchise Tax
	Rev. 5.5% 10/15/2030	1,472,679
	Washington—2.1%
5,000M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	5,611,800
Total Value of Municipal Bonds (cost $232,526,905)		256,876,591
	SHORT-TERM TAX EXEMPT INVESTMENTS—3.7%
	Adjustable Rate Notes (b)
3,000M	Bay Area Toll Auth. Bridge Revenue .04%	3,000,000
4,000M	Burlington Kansas Environmental Impt. Revenue .05%	4,000,000
3,000M	Lower Neches Valley Indl. Dev. Auth. Revenue .02%	3,000,000
Total Value of Short-Term Tax Exempt Investments (cost $10,000,000)		10,000,000
Total Value of Municipal Investments (cost $242,526,905)	99.6%	266,876,591
Other Assets, Less Liabilities	.4	1,136,656
Net Assets	100.0%	$268,013,247

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).
(b)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
June 30, 2014.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

16	See notes to financial statements

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	1.00%
Actual		$1,000.00	$1,072.47	$5.14
Hypothetical**		$1,000.00	$1,019.83	$5.01
Class B Shares	1.82%
Actual		$1,000.00	$1,068.28	$9.33
Hypothetical**		$1,000.00	$1,015.76	$9.10
Advisor Class Shares	0.70%
Actual		$1,000.00	$1,072.92	$3.60
Hypothetical**		$1,000.00	$1,021.32	$3.51
Institutional Class Shares	0.68%
Actual		$1,000.00	$1,072.65	$3.49
Hypothetical**		$1,000.00	$1,021.42	$3.41

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

17

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.6%
	Airport—9.3%
	Los Angeles Dept. of Airports Revenue:
$1,000M	5.25% 5/15/2033	$ 1,140,450
1,000M	5% 5/15/2040	1,095,110
1,000M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,128,460
1,000M	San Francisco City & County Airport Rev. 5.25% 5/1/2025	1,150,090
		4,514,110
	Education—8.9%
500M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
	5.25% 12/1/2031	561,415
	California State Public Works Lease Revenue:
1,000M	5% 9/1/2030	1,126,350
1,000M	5% 9/1/2033	1,101,630
1,360M	California State University 5% 11/1/2037	1,509,967
		4,299,362
	Electric—6.0%
500M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	562,680
1,000M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031	1,178,320
1,000M	Tuolumne Wind Project Auth. 5.625% 1/1/2029	1,168,740
		2,909,740
	General Obligation—19.7%
1,000M	Alhambra Unified School District 5.25% 8/1/2028	1,139,530
1,000M	Centinela Valley Union School District 5% 8/1/2031	1,100,970
1,000M	Chico Unified School District 5% 8/1/2026	1,136,180
1,000M	College of the Sequoias 5.25% 8/1/2029	1,132,090
1,000M	Corona-Norco Unified School District 5.125% 8/1/2029	1,139,020
650M	Jefferson Unified High School District 6.25% 2/1/2016	708,552
1,000M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,146,060
750M	Natomas Unified School District 5.95% 9/1/2021	855,878
1,000M	West Contra Costa Unified School District 5.25% 8/1/2032	1,147,530
		9,505,810

18

Principal
Amount	Security	Value
	Health Care—6.9%
	California Health Facs. Fing. Auth. Revenue:
$1,000M	Children’s Hospital Los Angeles 5.125% 7/1/2031	$ 1,065,000
500M	Stanford Hospital 5.25% 11/15/2031	556,990
	California Statewide Communities Dev. Auth. Revenue:
1,000M	St. Joseph’s 5.125% 7/1/2024	1,135,920
500M	Sutter Health 5.5% 8/15/2026	580,445
		3,338,355
	Lease—7.5%
	California State Public Works Lease Revenue:
500M	5% 12/1/2029	562,345
1,000M	5.5% 11/1/2030	1,194,560
1,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,156,070
700M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	720,888
		3,633,863
	Other Revenue—1.2%
500M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	565,665
	Other Tax—8.2%
620M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	652,668
1,000M	Riverside County Trans. Commission Sales Tax Rev.
	5% 6/1/2032	1,102,290
1,000M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,208,100
1,000M	West Contra Costa Healthcare 5.375% 7/1/2024	1,001,490
		3,964,548
	Pre-Refunded/Escrowed-to-Maturity—6.9%
1,000M	California Health Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (a)	1,229,110
900M	El Dorado Irrigation District 6.25% 8/1/2014 (a)	904,482
1,000M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (a)	1,224,370
		3,357,962
	State General Obligation—7.0%
	California State Various Purpose:
1,000M	5% 9/1/2031	1,141,590
2,000M	5% 4/1/2037	2,223,600
		3,365,190

19

Portfolio of Investments (continued)
CALIFORNIA TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	Toll & Turnpike—2.3%
$1,000M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032	$ 1,123,020
	Transportation—2.4%
1,000M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032	1,141,390
	Water/Sewer—12.3%
750M	Bakersfield Wastewater Rev. 5% 9/15/2028	828,855
1,000M	Los Angeles Wastewater Rev. 5% 6/1/2027	1,163,790
500M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029	578,735
1,000M	Mojave Water Agency 5.5% 6/1/2029	1,122,910
1,000M	San Diego County Water Authority 5% 5/1/2033	1,143,730
1,000M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035	1,111,750
		5,949,770
Total Value of Municipal Bonds (cost $42,832,044)	98.6%	47,668,785
Other Assets, Less Liabilities	1.4%	695,599
Net Assets	100.0%	$48,364,384

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

20	See notes to financial statements

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	1.01%
Actual		$1,000.00	$1,059.53	$5.16
Hypothetical**		$1,000.00	$1,019.78	$5.06
Class B Shares	1.74%
Actual		$1,000.00	$1,055.79	$8.87
Hypothetical**		$1,000.00	$1,016.16	$8.70
Advisor Class Shares	0.87%
Actual		$1,000.00	$1,058.81	$4.44
Hypothetical**		$1,000.00	$1,020.48	$4.36
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,060.14	$3.58
Hypothetical**		$1,000.00	$1,021.32	$3.51

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

21

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.2%
	Appropriation—15.1%
$1,000M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
	5.75% 6/15/2034	$ 1,133,110
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Child Care Facilities Program 6% 7/1/2038	1,098,300
1,000M	State Supported Child Care 5% 7/1/2028	1,097,980
1,750M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,944,670
		5,274,060
	Education—25.0%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Connecticut College 5% 7/1/2041	1,072,860
1,000M	Loomis Chafee School 5% 7/1/2030	1,063,840
1,000M	Quinnipiac University 5.75% 7/1/2033	1,134,300
1,000M	Salisbury School 5% 7/1/2028	1,114,660
1,000M	Trinity College 5% 7/1/2019	1,003,860
1,000M	Wesleyan University 5% 7/1/2035	1,118,320
1,000M	Westminster School 5% 7/1/2037	1,080,960
1,000M	University of Connecticut 4.75% 2/15/2029	1,103,420
		8,692,220
	Electric—1.6%
500M	Connecticut St. Transmission Muni. Elec. Energy Rev.
	5% 1/1/2030	557,665
	General Obligation—14.1%
1,000M	Bridgeport 5% 12/1/2023	1,094,240
1,000M	Hartford 5% 4/1/2031	1,094,180
1,500M	New Haven 5% 3/1/2026	1,604,220
1,000M	Waterbury 5% 12/1/2032	1,110,550
		4,903,190

22

Principal
Amount	Security	Value
	Health Care—5.6%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$ 500M	Ascension Health Credit Group 5% 11/15/2040	$ 537,580
500M	Lawrence & Memorial Hospital 5% 7/1/2031	542,990
	Middlesex Hospital:
350M	5% 7/1/2026	383,498
460M	5% 7/1/2027	501,037
		1,965,105
	Lease—1.5%
500M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	512,115
	Other Tax—6.5%
	Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000M	5% 11/1/2025	1,145,330
1,000M	5% 8/1/2027	1,114,950
		2,260,280
	Pre-Refunded/Escrowed-to-Maturity—13.1%
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Renbrook School 5% 7/1/2017 (a)	1,128,670
1,000M	William W. Backus Hospital 5% 7/1/2018 (a)	1,158,910
	Yale-New Haven Hospital:
500M	5% 7/1/2016 (a)	546,730
500M	5.25% 7/1/2020 (a)	606,620
1,050M	South Windsor 5% 2/15/2016 (a)	1,130,073
		4,571,003
	State General Obligation—3.2%
1,000M	Connecticut State 5% 11/1/2031	1,126,920

23

Portfolio of Investments (continued)
CONNECTICUT TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	Water/Sewer—13.5%
$ 515M	Greater New Haven Water Pollution Control 5% 8/15/2030 (b)	$ 585,777
1,000M	Hartford Cnty. Met. Dist. Clean Wtr. Proj. 5% 4/1/2036	1,113,590
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2025	1,005,400
1,000M	South Central Connecticut Regl. Wtr. Auth. Rev.
	5.25% 8/1/2029	1,119,230
750M	Stamford Water Pollution Control Sys. Rev.
	5.5% 8/15/2038	861,540
		4,685,537
Total Value of Municipal Bonds (cost $31,859,154)	99.2%	34,548,095
Other Assets, Less Liabilities	.8	291,559
Net Assets	100.0%	$34,839,654

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).

24	See notes to financial statements

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	1.11%
Actual		$1,000.00	$1,065.55	$5.68
Hypothetical**		$1,000.00	$1,019.29	$5.56
Class B Shares	1.83%
Actual		$1,000.00	$1,061.29	$9.35
Hypothetical**		$1,000.00	$1,015.72	$9.15
Advisor Class Shares	0.87%
Actual		$1,000.00	$1,065.79	$4.46
Hypothetical**		$1,000.00	$1,020.48	$4.36
Institutional Class Shares	0.78%
Actual		$1,000.00	$1,067.36	$4.00
Hypothetical**		$1,000.00	$1,020.92	$3.91

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

25

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.3%
	Education—37.1%
$ 615M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028	$ 658,413
1,000M	Massachusetts State College Building Auth. 5% 5/1/2035	1,128,100
	Massachusetts State Dev. Fin. Agy. Revenue:
1,000M	Boston University 5.6% 10/1/2035	1,157,800
1,000M	Lesley University 5.25% 7/1/2033	1,122,700
250M	Northeastern University 5% 3/1/2032	279,330
500M	Phillips Academy 5% 9/1/2038	566,125
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Berklee College of Music 5% 10/1/2037	1,095,250
1,000M	Harvard University 5.5% 11/15/2036	1,160,130
1,000M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,112,560
		8,280,408
	General Obligation—8.3%
500M	Quincy 5% 12/1/2028	560,960
1,000M	Revere Mun. Purpose Loan 5% 4/1/2033	1,067,860
215M	Worcester 5.5% 8/15/2017	215,927
		1,844,747
	Health Care—5.0%
1,000M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev.
	5.375% 2/1/2027	1,121,840
	Housing—4.8%
1,000M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,080,860
	Other Revenue—5.1%
1,000M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028	1,131,540
	Other Tax—15.4%
1,000M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025	1,173,360
1,000M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,137,580
1,000M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036	1,123,110
		3,434,050
	State General Obligation—5.8%
1,000M	Massachusetts State 5.5% 8/1/2030	1,296,970
	Toll & Turnpike—4.8%
1,000M	Massachusetts State Dept. of Trans. 5% 1/1/2035	1,080,990

26

Principal
Amount	Security	Value
	Water/Sewer—13.0%
$ 500M	Boston Water & Sewer Commission Rev. 5% 11/1/2030	$ 577,840
1,000M	Massachusetts State Water Res. Auth. 5% 8/1/2031	1,144,970
1,000M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025	1,181,620
		2,904,430
Total Value of Municipal Bonds (cost $19,806,750)	99.3%	22,175,835
Other Assets, Less Liabilities	.7	164,343
Net Assets	100.0%	$22,340,178

See notes to financial statements	27

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	1.08%
Actual		$1,000.00	$1,064.01	$5.53
Hypothetical**		$1,000.00	$1,019.43	$5.41
Class B Shares	1.79%
Actual		$1,000.00	$1,058.69	$9.14
Hypothetical**		$1,000.00	$1,015.91	$8.95
Advisor Class Shares	0.77%
Actual		$1,000.00	$1,063.45	$3.94
Hypothetical**		$1,000.00	$1,020.97	$3.86
Institutional Class Shares	0.76%
Actual		$1,000.00	$1,064.16	$3.89
Hypothetical**		$1,000.00	$1,021.02	$3.81

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

28

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—101.0%
	Combined Utility—4.0%
$ 750M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029	$ 844,358
	Education—8.0%
1,000M	Ferris State University 5% 10/1/2028	1,103,120
500M	Western Michigan University 5.25% 11/15/2033	555,250
		1,658,370
	Electric—8.3%
500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	640,245
1,000M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,089,260
		1,729,505
	General Obligation—22.8%
1,000M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,064,300
1,000M	Goodrich Area School District 5.5% 5/1/2032	1,117,710
425M	Montrose Township School District 6.2% 5/1/2017	461,303
1,000M	Troy City School District 5% 5/1/2026	1,078,700
1,000M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,037,300
		4,759,313
	Health Care—10.9%
1,000M	Kent Hospital Fin. Auth. Rev. 5% 11/15/2029	1,109,410
1,000M	Michigan St. Hospital Fin. Auth. Rev. 6.25% 12/1/2028	1,168,570
		2,277,980
	Lease—5.6%
1,000M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,160,080
	Other Tax—12.9%
500M	Detroit Distributable State Aid 5% 11/1/2030	521,880
1,000M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,125,610
1,000M	Michigan St. Financial Auth. Revenue 5% 7/1/2039 (a)	1,040,330
		2,687,820
	State General Obligation—5.5%
1,000M	Michigan State 5% 11/1/2022	1,152,140

29

Portfolio of Investments (continued)
MICHIGAN TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security		Value
	Water/Sewer—23.0%
$1,000M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		$ 1,097,500
	Detroit Water Supply System Revenue:
1,000M	6.5% 7/1/2015		1,005,400
1,000M	5.5% 7/1/2027		1,043,290
1,000M	Grand Rapids Water Supply 5% 1/1/2029		1,116,230
500M	Saginaw Water Supply System Revenue 5% 7/1/2031		540,660
			4,803,080
Total Value of Municipal Bonds (cost $19,269,783)		101.0%	21,072,646
Excess of Liabilities Over Other Assets		(1.0)	(211,395)
Net Assets		100.0%	$20,861,251

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1E).

30	See notes to financial statements

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	1.08%
Actual		$1,000.00	$1,048.28	$5.48
Hypothetical**		$1,000.00	$1,019.43	$5.41
Class B Shares	1.88%
Actual		$1,000.00	$1,044.32	$9.53
Hypothetical**		$1,000.00	$1,015.47	$9.39
Advisor Class Shares	0.80%
Actual		$1,000.00	$1,049.35	$4.07
Hypothetical**		$1,000.00	$1,020.82	$4.01
Institutional Class Shares	0.76%
Actual		$1,000.00	$1,048.40	$3.86
Hypothetical**		$1,000.00	$1,021.02	$3.81

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

31

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.8%
	Airport—2.5%
$ 500M	Minneapolis & St. Paul Metropolitan Arpts. Comm.
	5% 1/1/2026	$ 548,985
	Appropriation—5.3%
1,000M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,149,740
	Education—12.9%
750M	Minnesota State Colleges & Universities 5% 10/1/2031	842,145
	Minnesota State Higher Ed. Facs. Auth. Revenue:
500M	Carleton College 5% 1/1/2028	553,270
250M	Gustavus Adolfus College 5% 10/1/2031	276,630
500M	Macalester College 5% 6/1/2035	554,285
250M	University of St. Thomas 5.25% 4/1/2039	271,968
250M	University of Minnesota 5.25% 12/1/2030	295,945
		2,794,243
	Electric—10.2%
250M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	274,585
	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500M	5% 1/1/2021	559,955
500M	5% 1/1/2026	558,680
500 M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev.
	5.25% 1/1/2030	542,120
250M	Western Minnesota Municipal Pwr. Agy. 5% 1/1/2040 (a)	279,772
		2,215,112
	General Obligation—26.8%
500M	Bemidji 5% 2/1/2028	559,480
500M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	555,025
700M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	795,858
500M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	562,505
500M	Hennepin County 5% 12/1/2025	549,775
250M	Jordan Ind. Sch. Dist. #717, 5% 2/1/2035	282,842
750M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	836,213
500M	New Brighton 5% 2/1/2032	541,235
500M	Scott County 5% 12/1/2023	562,120
500M	St. Louis County 5% 12/1/2023	562,655
		5,807,708

32

Principal
Amount	Security	Value
	Health Care—16.5%
	Minneapolis Health Care Sys. Revenue:
$ 500M	5.5% 5/15/2017	$ 501,965
500M	6.5% 11/15/2038	587,200
750M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health
	Care 5% 2/15/2030	813,735
	St. Cloud Health Care Revenue:
250M	5.125% 5/1/2030	279,018
500M	5.375% 5/1/2031	551,290
750M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	846,788
		3,579,996
	Housing—5.3%
	Minnesota State Housing Finance Agency:
150M	Multi-Family Housing Revenue 5.05% 7/1/2034	158,988
	Rental Housing Revenue:
250M	5% 8/1/2030	266,645
300M	5.05% 8/1/2031	321,189
220M	5% 8/1/2033	235,662
170M	Single-Family Housing Revenue 5.9% 7/1/2028	176,949
		1,159,433
	Lease—5.5%
600M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	636,066
250M	Minnesota State Housing Finance Agency
	(Nonprofit Hsg. Rev.) 5% 8/1/2031	273,265
250M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029	273,050
		1,182,381
	Other Tax—6.9%
300M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	352,995
1,000M	Minnesota State 911 Rev. 5% 6/1/2024	1,134,210
		1,487,205
	Pre-Refunded/Escrowed-to-Maturity—4.0%
500M	Crow Wing County Jail 5% 2/1/2015 (b)	514,270
300M	University of Minnesota 5.75% 7/1/2017	345,957
		860,227

33

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security		Value
	State General Obligation—3.9%
$ 500M	Minnesota State 5% 6/1/2022		$ 574,105
250M	Minnesota State Highway 5% 8/1/2026		278,980
			853,085
Total Value of Municipal Bonds (cost $19,616,679)		99.8%	21,638,115
Other Assets, Less Liabilities		.2	53,904
Net Assets		100.0%	$21,692,019

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).
(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

34	See notes to financial statements

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	0.98%
Actual		$1,000.00	$1,058.27	$5.00
Hypothetical**		$1,000.00	$1,019.93	$4.91
Class B Shares	1.77%
Actual		$1,000.00	$1,054.81	$9.02
Hypothetical**		$1,000.00	$1,016.01	$8.85
Advisor Class Shares	0.66%
Actual		$1,000.00	$1,059.39	$3.37
Hypothetical**		$1,000.00	$1,021.52	$3.31
Institutional Class Shares	0.66%
Actual		$1,000.00	$1,058.34	$3.37
Hypothetical**		$1,000.00	$1,021.52	$3.31

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

35

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.1%
	Appropriation—16.0%
$1,000M	Garden St. Preservation Tr. Open Space & Farmland
	5.75% 11/1/2028	$ 1,288,770
1,000M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029	1,107,330
	New Jersey State Health Care Facs. Fing. Authority Rev.
	Hospital Asset Transformation Program:
1,000M	5% 10/1/2028	1,111,160
1,000M	5.75% 10/1/2031	1,155,010
	New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000M	5.5% 12/15/2020	1,191,960
1,000M	5.25% 6/15/2036	1,095,910
1,000M	5.5% 12/15/2038	1,148,620
		8,098,760
	Education—13.3%
	New Jersey Educational Facilities Auth. Revenue:
1,000M	Montclair St. University 5% 7/1/2039	1,115,390
1,000M	New Jersey City Univ. 5% 7/1/2028	1,111,000
1,000M	Princeton University 5% 7/1/2034	1,128,190
	Rowan University:
1,000M	5% 7/1/2025	1,119,540
1,000M	5% 7/1/2026	1,119,540
1,000M	New Jersey State Higher Education Assistance Auth. Loan Rev.
	5.625% 6/1/2030	1,118,720
		6,712,380
	General Obligation—24.7%
1,750M	Atlantic City Board of Education 6.1% 12/1/2015	1,887,165
1,000M	Bayonne 5.25% 7/1/2027	1,096,750
1,000M	Bergen County Impt. Auth. 5% 2/15/2039	1,134,320
1,000M	Cumberland County Impt. Auth. Rev. Solid Waste Sys.
	5.125% 1/1/2025	1,096,620
1,000M	Elizabeth 5.25% 4/15/2027	1,141,280
1,000M	Essex County Impt. Authority Rev. 5.5% 10/1/2027	1,241,580
1,000M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034	1,077,300
1,000M	Jersey City 5% 1/15/2026	1,083,960
1,000M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025	1,101,670
1,000M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	1,138,670
415M	Montclair Twp. 5% 1/1/2037 (a)	464,775
		12,464,090

36

Principal
Amount	Security	Value
	Health Care—6.5%
	New Jersey State Health Care Facs. Fing. Authority Revenue:
$2,000M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	$ 2,197,120
1,000M	Virtua Health 5.5% 7/1/2038	1,079,630
		3,276,750
	Housing—6.8%
1,035M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
	6.375% 10/1/2028	1,079,205
2,000M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
	6.75% 12/1/2038	2,344,120
		3,423,325
	Industrial Development Revenue/Pollution Control
	Revenue—4.1%
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,051,280
	Lease—6.8%
1,000M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024	1,198,700
	New Jersey State Equip. Lease Purchase Revenue:
1,000M	5.25% 6/15/2027	1,122,320
1,000M	5.25% 6/15/2028	1,098,820
		3,419,840
	Other Tax—1.9%
840M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027	960,960
	Pre-Refunded/Escrowed-to-Maturity—5.9%
1,455M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016	1,556,050
1,000M	Cape May County Bridge Commission 5% 6/1/2015 (b)	1,045,130
400M	New Jersey State Health Care Facs. Fing. Authority Rev.
	(General Hospital Center at Passaic) 6% 7/1/2014	400,064
		3,001,244
	State General Obligation—2.0%
1,000M	Puerto Rico Commonwealth 6% 7/1/2028	1,023,180

37

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	Toll & Turnpike—6.6%
$1,000M	Delaware River Port Authority of Pennsylvania & New Jersey
	5% 1/1/2030	$ 1,128,570
	New Jersey St. Turnpike Auth. Revenue:
1,000M	5% 1/1/2029	1,127,120
1,000M	5% 1/1/2031	1,099,640
		3,355,330
	Transportation—2.2%
1,000M	Port Authority of New York & New Jersey 5% 10/15/2031	1,131,490
	Water/Sewer—2.3%
1,000M	Passaic Valley Wtr. Commission 5% 12/15/2029	1,145,980
Total Value of Municipal Bonds (cost $45,344,078)	99.1%	50,064,609
Other Assets, Less Liabilities	.9	431,961
Net Assets	100.0%	$50,496,570

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).
(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

38	See notes to financial statements

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	0.96%
Actual		$1,000.00	$1,058.75	$4.90
Hypothetical**		$1,000.00	$1,020.03	$4.81
Class B Shares	1.68%
Actual		$1,000.00	$1,055.07	$8.56
Hypothetical**		$1,000.00	$1,016.46	$8.40
Advisor Class Shares	0.64%
Actual		$1,000.00	$1,058.33	$3.27
Hypothetical**		$1,000.00	$1,021.62	$3.21
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,059.55	$3.27
Hypothetical**		$1,000.00	$1,021.62	$3.21

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

39

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.7%
	Appropriation—8.2%
$2,000M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$ 2,283,260
1,000M	New York City Transitional Fin. Auth. Bldg. Aid Rev.
	5% 7/15/2033	1,121,080
	New York State Dormitory Authority Revenue:
3,000M	City University 6% 7/1/2020	3,605,430
1,000M	Mental Health Services 5% 2/15/2033	1,111,900
1,500M	State University 5.25% 5/15/2021	1,792,365
2,600M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,899,598
		12,813,633
	Education—16.1%
500M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	547,020
1,000M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
	5% 5/1/2030	1,087,590
1,570M	Geneva Dev. Corp. Rev. 5% 9/1/2039	1,711,457
	New York State Dormitory Authority Revenue:
2,350M	Colgate University 6% 7/1/2021	2,795,913
1,000M	Columbia University 5% 10/1/2041	1,107,530
3,000M	Cornell University 5% 7/1/2040	3,397,410
1,000M	Fordham University 5% 7/1/2028	1,123,130
	New York University:
1,610M	6% 7/1/2018	1,928,249
2,000M	5% 7/1/2030	2,290,600
1,000M	5% 7/1/2037	1,118,670
1,200M	Pratt Institute 5% 7/1/2034	1,277,700
500M	Skidmore College 5% 7/1/2027	565,950
1,000M	St. John’s University 5% 7/1/2024	1,097,930
3,500M	The New School 5.5% 7/1/2043	3,833,375
1,000M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,150,190
		25,032,714
	Electric—3.7%
5,000M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033	5,762,600
	General Obligation—16.8%
5,000M	Erie County Indl. Dev. Agy. 5.75% 5/1/2026	5,602,000
1,000M	Monroe County 5% 6/1/2029	1,081,540
4,465M	Nassau County 5% 10/1/2029	4,860,688

40

Principal
Amount	Security	Value
	General Obligation (continued)
$ 435M	New York City 5.75% 8/1/2018	$ 436,570
	New York State Dormitory Authority Revenue:
5,520M	Albany Public Library 5% 7/1/2030	5,734,121
1,000M	Master Boces Program 5% 8/15/2028	1,098,110
	School Districts Financing Program:
1,000M	Albany 5% 10/1/2031	1,119,430
3,400M	Croton Hudson 5.625% 10/1/2029	3,959,436
1,540M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,606,389
	Onondaga County:
300M	5% 3/15/2025 (a)	363,849
200M	5% 3/15/2026 (a)	240,162
		26,102,295
	Health Care—1.7%
625M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	692,400
	New York State Dormitory Authority Revenue:
	NYSARC:
1,140M	5% 7/1/2025	1,268,056
500M	6% 7/1/2036	545,645
135M	United Cerebral Palsy 5.125% 7/1/2021	135,216
		2,641,317
	Housing—2.0%
1,000M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,159,230
1,840M	New York City Hsg. Dev. Corp. Rev.
	(Multi-Family Hsg. Rev.) 5% 11/1/2026	2,011,083
		3,170,313
	Lease—3.7%
	New York City Indl. Dev. Agy. Revenue:
1,250M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,441,550
1,000M	Yankee Stadium Pilot 7% 3/1/2049	1,210,500
2,500M	New York State Dormitory Authority Rev.
	(Court Facs. Lease) 5.5% 5/15/2027	3,133,750
		5,785,800
	Other Revenue—2.2%
3,000M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028	3,442,410

41

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	Other Tax—20.5%
$5,000M	JPMorgan Chase Putters 9.353% 12/15/2024 (b)	$ 6,351,700
1,500M	Metropolitan Trans. Auth. Dedicated Tax Fund Rev.
	5% 11/15/2029	1,727,265
	New York City Transitional Fin. Auth. Revenue:
2,500M	5% 2/1/2028	2,886,175
1,000M	5% 11/1/2031	1,137,410
1,000M	5% 11/1/2033	1,138,800
3,000M	5% 11/1/2038	3,326,670
	New York State Dormitory Authority Revenue:
	Personal Income Tax Revenue:
2,500M	5% 3/15/2026	2,860,750
3,000M	5.75% 3/15/2036	3,470,100
	Sales Tax Revenue:
2,465M	5% 3/15/2029	2,849,442
3,500M	5% 3/15/2038	3,900,715
2,000M	New York State Urban Corp. Dev. Corp. Rev. 5% 12/15/2027	2,248,520
		31,897,547
	Pre-Refunded/Escrowed-to-Maturity—8.1%
1,000M	New York City Hsg. Dev. Corp. Rev. 5% 7/1/2015 (c)	1,048,840
	New York State Dormitory Authority Revenue:
330M	Judicial Facs. Lease 7.375% 7/1/2016	352,823
500M	New York-Presbyterian Hospital 5.25% 8/15/2014 (c)	503,210
5,000M	New York State Thruway Auth. 5% 7/1/2015 (c)	5,245,250
5,000M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,509,400
		12,659,523
	Transportation—10.2%
	Metropolitan Trans. Auth. New York Revenue:
5,000M	5% 11/15/2029	5,630,600
1,000M	5% 11/15/2031	1,077,720
3,110M	New York State Thruway Authority Rev.
	Highway & Bridge Trust Fund Auth. 5% 4/1/2027	3,501,727
5,000M	Port Authority of New York & New Jersey 5% 10/15/2031	5,657,450
		15,867,497

42

Principal
Amount	Security		Value
	Water/Sewer—5.5%
	New York City Muni. Wtr. Fin. Auth. Revenue:
$2,750M	6% 6/15/2021		$ 3,496,900
2,000M	5% 6/15/2032		2,238,560
1,000M	5% 6/15/2043		1,081,960
1,500M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,754,250
			8,571,670
Total Value of Municipal Bonds (cost $137,704,943)		98.7%	153,747,319
Other Assets, Less Liabilities		1.3	2,085,020
Net Assets		100.0%	$155,832,339

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1E).
(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2014.
(c)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	43

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	1.05%
Actual		$1,000.00	$1,055.99	$5.35
Hypothetical**		$1,000.00	$1,019.58	$5.26
Class B Shares	1.79%
Actual		$1,000.00	$1,051.56	$9.11
Hypothetical**		$1,000.00	$1,015.91	$8.95
Advisor Class Shares	0.73%
Actual		$1,000.00	$1,056.21	$3.72
Hypothetical**		$1,000.00	$1,021.17	$3.66
Institutional Class Shares	0.73%
Actual		$1,000.00	$1,056.12	$3.72
Hypothetical**		$1,000.00	$1,021.17	$3.66

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

44

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.2%
	Combined Utility—10.9%
$1,000M	Concord Utilities Sys. Rev. 5% 12/1/2027	$ 1,128,760
1,000M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030	1,137,850
		2,266,610
	Education—5.4%
1,000M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,129,490
	Electric—4.4%
835M	North Carolina Eastern Municipal Power Agency Rev.
	6% 1/1/2019	917,657
	Health Care—15.9%
1,000M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
	5.25% 1/15/2034	1,114,510
1,000M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,096,560
1,000M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027	1,086,850
		3,297,920
	Lease—34.9%
	Cabarrus County:
1,000M	5.25% 6/1/2027	1,135,110
1,000M	5% 1/1/2029	1,130,640
1,000M	Charlotte 5% 6/1/2029	1,086,860
1,000M	Durham County 5% 6/1/2027	1,143,540
500M	Harnett County 5% 6/1/2027	543,665
1,000M	Monroe 5.5% 3/1/2034	1,091,950
1,000M	Salisbury 5.625% 3/1/2026	1,132,480
		7,264,245
	Pre-Refunded/Escrowed-to-Maturity—7.4%
1,000M	Lincoln County 5.5% 6/1/2018 (a)	1,178,650
350M	North Carolina State Medical Care Commission Hlth. Facs. Rev.
	5.625% 10/1/2014 (a)	354,886
		1,533,536
	Toll & Turnpike—5.3%
1,000M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,106,660

45

Portfolio of Investments (continued)
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	Water/Sewer—15.0%
$1,000M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034	$ 1,128,190
	Dare County Utilities Sys. Revenue:
320M	5% 2/1/2030	356,464
465M	5% 2/1/2031	515,941
1,000M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,117,080
		3,117,675
Total Market Value of Municipal Bonds (cost $18,425,591)	99.2%	20,633,793
Other Assets, Less Liabilities	.8	155,996
Net Assets	100.0%	$20,789,789

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

46	See notes to financial statements

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	1.05%
Actual		$1,000.00	$1,062.70	$5.37
Hypothetical**		$1,000.00	$1,019.58	$5.26
Class B Shares	1.92%
Actual		$1,000.00	$1,057.59	$9.80
Hypothetical**		$1,000.00	$1,015.27	$9.59
Advisor Class Shares	0.90%
Actual		$1,000.00	$1,061.95	$4.60
Hypothetical**		$1,000.00	$1,020.33	$4.51
Institutional Class Shares	0.73%
Actual		$1,000.00	$1,062.63	$3.73
Hypothetical**		$1,000.00	$1,021.17	$3.66

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

47

Portfolio of Investments
OHIO TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.7%
	Education—12.4%
$ 500M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.)
	5.375% 12/1/2030	$ 560,335
1,000M	University of Akron Gen. Rcpts. 5% 1/1/2028	1,117,100
1,000M	Youngstown State University General Receipts 5.25% 12/15/2029	1,092,230
		2,769,665
	Electric—2.4%
500M	American Mun. Power Rev. (Prairie State Energy Campus)
	5.375% 2/15/2028	546,950
	General Obligation—46.8%
385M	Adams County Valley Local School District 7% 12/1/2015	406,244
355M	Avon Local School District 6.5% 12/1/2015	375,178
1,000M	Beavercreek County School District 5% 12/1/2029	1,130,260
195M	Beavercreek Local School District 6.6% 12/1/2015	205,491
500M	Canton Local School District 5% 11/1/2043	537,200
1,000M	Columbus 5% 8/15/2029	1,176,480
250M	Dayton Ohio Met. Library 5% 12/1/2029	286,882
1,000M	Franklin County 5% 12/1/2031	1,105,120
570M	Jefferson County Jail Construction 5.75% 12/1/2019	639,398
1,000M	Lebanon City School District 5.25% 12/1/2043	1,090,500
500M	Madison Local School District Richland County 5% 12/1/2034	546,585
	Richland County Correctional Facs. Improvement:
400M	6% 12/1/2028	445,384
250M	6.125% 12/1/2033	275,625
1,000M	St. Mary’s City School District 5% 12/1/2025	1,127,690
1,000M	Wapakoneta City School District 5% 12/1/2025	1,130,540
		10,478,577
	Health Care—12.5%
500M	Franklin County Hospital Facs. Rev. 5% 5/15/2030	567,180
1,000M	Montgomery County Rev. 5.5% 5/1/2034	1,135,290
1,000M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,098,560
		2,801,030
	Housing—1.5%
325M	Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue
	6.125% 9/1/2028	342,163

48

Principal
Amount	Security		Value
	Lease—5.2%
$1,000M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027		$ 1,157,130
	Other Revenue—4.9%
1,000M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,090,720
	State General Obligation—5.1%
1,000M	Ohio State 5.375% 9/1/2028		1,137,910
	Toll & Turnpike—2.0%
400M	Ohio State Turnpike Commission 5% 2/15/2028		450,828
	Water/Sewer—4.9%
1,000M	Toledo Waterworks Rev. 5% 11/15/2038		1,109,120
Total Value of Municipal Bonds (cost $19,932,473)		97.7%	21,884,093
Other Assets, Less Liabilities		2.3	524,807
Net Assets		100.0%	$22,408,900

See notes to financial statements	49

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	1.01%
Actual		$1,000.00	$1,062.33	$5.16
Hypothetical**		$1,000.00	$1,019.78	$5.06
Class B Shares	1.78%
Actual		$1,000.00	$1,058.76	$9.09
Hypothetical**		$1,000.00	$1,015.96	$8.90
Advisor Class Shares	0.69%
Actual		$1,000.00	$1,062.69	$3.53
Hypothetical**		$1,000.00	$1,021.37	$3.46
Institutional Class Shares	0.68%
Actual		$1,000.00	$1,063.25	$3.48
Hypothetical**		$1,000.00	$1,021.42	$3.41

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

50

Portfolio of Investments
OREGON TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.3%
	Airport—2.1%
$1,000M	Port of Portland Airport Rev. 5% 7/1/2029	$ 1,092,870
	Education—2.2%
1,000M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,114,060
	Electric—4.3%
2,000M	Eugene Electric Util. Rev. 5% 8/1/2038	2,210,380
	General Obligation—37.0%
	Beaverton School District #48J:
750M	5% 6/1/2031	845,235
1,500M	5.125% 6/1/2036	1,696,905
1,000M	Central Oregon Community College District 5% 6/15/2030	1,136,700
1,000M	Clackamas Community College District 5% 5/1/2024	1,078,510
1,000M	Clackamas County School District #7J, 5.25% 6/1/2021	1,225,710
	Clackamas & Washington Cntys. School District #3:
500M	5% 6/15/2030	573,885
500M	5% 6/15/2032	567,035
	Jackson County School District #549C:
1,000M	5% 12/15/2027	1,119,650
1,000M	5% 6/15/2030	1,110,460
1,000M	Linn County School District #55, 5.5% 6/15/2027	1,299,510
1,000M	Multnomah County School District #3, 5% 6/30/2035	1,105,810
1,225M	Newport Zero Coupon 6/1/2029	704,253
	Oregon State:
200M	5% 8/1/2038	229,240
175M	5% 8/1/2039	200,261
1,000M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,144,290
500M	Redmond Terminal Expansion Project 5% 6/1/2034	532,565
1,500M	Salem 5% 6/1/2028	1,710,390
1,000M	Umatilla County School District #16, 5% 6/15/2033	1,154,750
600M	Washington and Clackamas Counties School District #23,
	5.25% 6/1/2016	656,718
1,000M	Washington Cnty. School District #15 Zero Coupon 6/15/2023	790,620
		18,882,497

51

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	Health Care—8.6%
$1,000M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	$ 1,050,530
1,000M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,131,720
500M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	540,535
1,500M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032	1,674,150
		4,396,935
	Housing—2.1%
565M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	625,545
445M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.
	5.35% 7/1/2030	473,111
		1,098,656
	Industrial Development Revenue/Pollution Control
	Revenue—1.1%
500M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	543,495
	Lease—3.0%
	Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000M	5.25% 7/1/2027	1,008,960
500M	6% 7/1/2028	512,115
		1,521,075
	Other Tax—11.0%
1,000M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026	1,133,100
	Oregon State Department Trans. Hwy. User Tax Revenue:
1,000M	5% 11/15/2028	1,086,280
500M	5% 11/15/2030 (a)	594,220
1,000M	5% 11/15/2031	1,085,290
500M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	550,535
1,000M	Tri-County Met. Trans. Dist. 5% 9/1/2031	1,151,340
		5,600,765
	Pre-Refunded/Escrowed-to-Maturity—8.9%
1,000M	Chemeketa Community College District 5% 6/15/2018 (b)	1,159,320
1,000M	Deschutes & Jefferson Cntys. School District #2J, 6% 6/15/2018 (b)	1,198,990
1,000M	Tillamook & Yamhill Counties School District #101,
	5% 6/15/2015 (b)	1,046,590
1,000M	Yamhill County School District #40, 5% 6/15/2017 (b)	1,129,600
		4,534,500

52

Principal
Amount	Security	Value
	State General Obligation—2.0%
$1,000M	Puerto Rico Commonwealth 5.375% 7/1/2025	$ 1,033,850
	Water/Sewer—17.0%
500M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034	568,510
750M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028	851,340
	Portland Sewer System Revenue:
1,000M	4.75% 6/15/2025	1,124,880
1,000M	5% 6/15/2027	1,080,030
500M	Portland Water Sys. Rev. 5% 5/1/2034	556,305
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	994,530
1,000M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024	1,004,000
2,195M	Tigard Water Sys. Rev. 5% 8/1/2031	2,475,302
		8,654,897
Total Value of Municipal Bonds (cost $46,218,549)	99.3%	50,683,980
Other Assets, Less Liabilities	.7	355,159
Net Assets	100.0%	$51,039,139

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).
(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	53

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	1.01%
Actual		$1,000.00	$1,063.18	$5.17
Hypothetical**		$1,000.00	$1,019.78	$5.06
Class B Shares	1.85%
Actual		$1,000.00	$1,059.01	$9.44
Hypothetical**		$1,000.00	$1,015.62	$9.25
Advisor Class Shares	0.72%
Actual		$1,000.00	$1,063.41	$3.68
Hypothetical**		$1,000.00	$1,021.22	$3.61
Institutional Class Shares	0.69%
Actual		$1,000.00	$1,063.33	$3.53
Hypothetical**		$1,000.00	$1,021.37	$3.46

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

54

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.5%
	Airport—3.0%
$1,000M	Philadelphia Airport 5.375% 6/15/2029	$ 1,106,660
	Appropriation—3.0%
1,000M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,096,090
	Education—6.7%
1,000M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033	1,100,880
750M	Pennsylvania St. Higher Ed. Facs. Auth. Rev. 5% 4/1/2035	813,840
500M	State Pub. Sch. Bldg. 5.5% 3/1/2031	555,385
		2,470,105
	General Obligation—36.3%
955M	Beaver County 5.55% 11/15/2031	1,069,409
1,000M	Centennial Bucks County School District 5.125% 12/15/2032	1,137,280
1,000M	Daniel Boone Area School District 5% 8/15/2029	1,106,440
1,000M	East Stroudsburg Area School District 5% 9/1/2029	1,107,190
1,000M	Easton Area School District 5.2% 4/1/2028	1,118,350
1,000M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,093,260
1,000M	Methacton School District 6.375% 3/1/2024	1,181,730
1,000M	Penn Delco School District 5% 6/1/2034	1,120,150
1,000M	Philadelphia School District 6% 9/1/2038	1,098,800
1,000M	Reading 6.25% 11/1/2033	1,103,550
1,000M	Scranton School District 5% 7/15/2027	1,054,760
1,000M	West Mifflin Area School District 5.375% 4/1/2028	1,126,460
		13,317,379
	Health Care—17.0%
1,000M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,146,320
1,000M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,170,600
1,000M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,088,140
1,000M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018	1,171,680
500M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	552,430
1,000M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	1,128,930
		6,258,100
	Other Tax—4.6%
1,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,136,460
500M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	542,630
		1,679,090

55

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity—5.3%
$ 165M	Beaver County 5.55% 11/15/2017 (a)	$ 191,931
615M	Boyertown Area School District 5% 4/1/2015 (a)	637,620
1,000M	Philadelphia 7% 7/15/2016 (a)	1,135,400
		1,964,951
	Toll & Turnpike—9.1%
	Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000M	6% 6/1/2028	1,149,110
1,000M	5% 6/1/2029	1,092,680
1,000M	5% 12/1/2030	1,103,080
		3,344,870
	Water/Sewer—13.5%
1,000M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035	1,087,040
1,000M	Erie Water Auth. Rev. 5% 12/1/2031	1,080,050
500M	North Penn Water Auth. Rev. 5% 11/1/2032	546,610
1,000M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	1,135,060
1,000M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031	1,095,320
		4,944,080
Total Value of Municipal Bonds (cost $32,462,947)	98.5%	36,181,325
Other Assets, Less Liabilities	1.5	550,773
Net Assets	100.0%	$36,732,098

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

56	See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Class A Shares	1.00%
Actual		$1,000.00	$1,060.11	$5.11
Hypothetical**		$1,000.00	$1,019.83	$5.01
Class B Shares	1.85%
Actual		$1,000.00	$1,054.98	$9.38
Hypothetical**		$1,000.00	$1,015.62	$9.25
Advisor Class Shares	0.76%
Actual		$1,000.00	$1,058.72	$3.93
Hypothetical**		$1,000.00	$1,021.02	$3.81
Institutional Class Shares	0.68%
Actual		$1,000.00	$1,059.99	$3.47
Hypothetical**		$1,000.00	$1,021.42	$3.41

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

57

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.9%
	Airport—5.5%
$1,000M	Capital Regional Airport Rev. 5% 7/1/2024	$ 1,119,540
1,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2026	1,139,970
		2,259,510
	Appropriation—7.5%
	Arlington Cnty. Indl. Dev. Auth. Revenue:
500M	5% 2/15/2029	553,160
500M	5% 2/15/2030	549,350
1,750M	Virginia State Cmnwlth. Trans. Rev. 5% 5/15/2034	1,944,670
		3,047,180
	Combined Utility—4.1%
	Richmond Public Util. Revenue:
500M	5% 1/15/2038	563,410
1,000M	5% 1/15/2040	1,087,730
		1,651,140
	Education—5.0%
1,000M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,103,430
500M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	554,035
350M	University of Virginia 5% 6/1/2037	362,964
		2,020,429
	General Obligation—25.0%
1,000M	Danville 5% 8/1/2029	1,144,640
500M	Hanover Cnty. 5.25% 1/15/2031	573,880
1,000M	Hopewell 5.875% 7/15/2034	1,205,460
1,000M	Norfolk 5% 8/1/2034	1,137,120
1,000M	Portsmouth 5% 2/1/2035	1,126,580
500M	Powhatan Cnty. 5% 1/15/2032	557,890
1,000M	Suffolk 5% 6/1/2028	1,138,230
	Virginia State Public School Authority Revenue:
1,000M	5% 8/1/2026	1,097,290
1,000M	5% 8/1/2028	1,156,560
1,000M	Waynesboro 5% 1/15/2034	1,075,270
		10,212,920

58

Principal
Amount	Security	Value
	Health Care—5.4%
$1,000M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	$ 1,119,150
1,000M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,102,650
		2,221,800
	Industrial Development Revenue/Pollution Control
	Revenue—.7%
300M	York Cnty. Econ. Dev. Auth. Revenue 1.875% 5/1/2019 (a) (b)	302,274
	Lease—16.7%
135M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2031	143,351
1,000M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029	1,128,090
1,000M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2024	1,096,050
1,000M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,125,980
775M	Stafford Cnty. Indl. Dev. Auth. Rev. 5.25% 8/1/2031	796,134
1,240M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,426,161
1,000M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030	1,100,040
		6,815,806
	Other Revenue—5.4%
	Virginia St. Res. Auth. Infrastructure Revenue:
1,000M	5% 11/1/2029	1,129,840
945M	5% 11/1/2033	1,054,998
		2,184,838
	Pre-Refunded/Escrowed-to-Maturity—9.8%
865M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2016 (c)	944,096
1,000M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017	1,087,510
225M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (c)	247,761
650M	University of Virginia 5% 6/1/2015 (c)	679,244
1,000M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2015 (c)	1,048,840
		4,007,451

59

Portfolio of Investments (continued)
VIRGINIA TAX EXEMPT FUND
June 30, 2014

Principal
Amount	Security	Value
	Toll & Turnpike—2.5%
$1,000M	Metropolitan Washington, D.C. Airport Auth. Dulles Toll Road
	Rev. 5% 10/1/2053	$ 1,038,610
	Transportation—2.8%
1,000M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,148,350
	Water/Sewer—8.5%
1,000M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	1,106,020
500M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	572,775
1,000M	Norfolk Water Rev. 5% 11/1/2037	1,097,780
700M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	696,171
		3,472,746
Total Value of Municipal Bonds (cost $37,084,359)	98.9%	40,383,054
Other Assets, Less Liabilities	1.1	445,708
Net Assets	100.0%	$40,828,762

(a)	Municipal Bonds which have a mandatory put by the issuer are shown maturing at the put date.
(b)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
June 30, 2014.
(c)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

60	See notes to financial statements

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61

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2014

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$589,643,730	$242,526,905	$42,832,044	$31,859,154	$19,806,750	$19,269,783	$19,616,679

At value (Note 1A)	$663,863,426	$266,876,591	$47,668,785	$34,548,095	$22,175,835	$21,072,646	$21,638,115
Cash	—	2,607,627	74,855	340,674	—	580,851	221,159
Receivables:
Interest	10,988,228	3,601,350	686,426	575,333	297,160	293,051	288,313
Investment securities sold	—	12,330,779	—	—	—	—	—
Shares sold	202,989	44,119	88,286	662	19,053	1,397	—
Other assets	52,015	22,159	3,865	2,640	1,844	1,661	1,765

Total Assets	675,106,658	285,482,625	48,522,217	35,467,404	22,493,892	21,949,606	22,149,352

Liabilities
Cash overdraft	5,238,446	—	—	—	111,188	—	—
Payables:
Investment securities purchased	7,624,190	16,035,193	—	580,683	—	1,035,820	277,363
Dividends payable	508,046	111,572	34,940	17,909	15,874	14,494	7,316
Shares redeemed	575,021	1,162,375	87,370	275	8,200	19,000	148,672
Accrued advisory fees	308,433	125,083	21,433	15,508	10,042	9,284	9,795
Accrued shareholder servicing costs	23,617	13,686	1,829	1,087	960	813	703
Accrued expenses	44,713	21,469	12,261	12,288	7,450	8,944	13,484

Total Liabilities	14,322,466	17,469,378	157,833	627,750	153,714	1,088,355	457,333

Net Assets	$660,784,192	$268,013,247	$48,364,384	$34,839,654	$22,340,178	$20,861,251	$21,692,019

Net Assets Consist of:
Capital paid in	$595,442,310	$250,099,478	$44,725,337	$32,706,854	$20,536,798	$19,243,483	$19,971,338
Undistributed net investment income	965,183	695,473	108,896	12,144	66	32,120	29
Accumulated net realized loss on investments
and futures contracts	(9,842,997)	(7,131,390)	(1,306,590)	(568,285)	(565,771)	(217,215)	(300,784)
Net unrealized appreciation in value of investments	74,219,696	24,349,686	4,836,741	2,688,941	2,369,085	1,802,863	2,021,436

Total	$660,784,192	$268,013,247	$48,364,384	$34,839,654	$22,340,178	$20,861,251	$21,692,019

62	63

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2014

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Net Assets:
Class A	$645,959,019	$262,412,823	$47,615,997	$34,011,989	$22,043,786	$20,180,227	$21,511,171
Class B	$1,432,910	$2,864,984	$43,217	$825,657	$228,887	$198,338	$68,619
Advisor Class	$13,391,252	$2,734,434	$704,147	$1,001	$66,498	$481,689	$111,223
Institutional Class	$1,011	$1,006	$1,023	$1,007	$1,007	$997	$1,006

Shares of beneficial interest outstanding (Note 2):
Class A	64,984,346	15,680,352	3,708,031	2,506,169	1,832,782	1,654,672	1,729,228
Class B	144,496	171,744	3,374	60,919	19,067	16,313	5,538
Advisor Class	1,349,728	163,652	54,913	74	5,535	39,554	8,945
Institutional Class	102	60	80	74	83	82	81

Net asset value and redemption price
per share – Class A	$9.94	$$16.74	$12.84	$13.57	$12.03	$12.20	$12.44

Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.55	$17.76	$13.62	$14.40	$12.76	$12.94	$13.20

Net asset value and offering price per share –
Class B	$9.92	$16.68	$12.81	$13.55	$12.00	$12.16	$12.39

Net asset value and offering price per share –
Advisor Class	$9.92	$16.71	$12.82	$13.54	$12.01	$12.18	$12.43

Net asset value and offering price per share –
Institutional Class	$9.95	$16.78	$12.86	$13.61	$12.06	$12.21	$12.45

*On purchases of $100,000 or more, the sales charge is reduced.

64	See notes to financial statements	65

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2014

	SINGLE STATE TAX EXEMPT FUNDS

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$45,344,078	$137,704,943	$18,425,591	$19,932,473	$46,218,549	$32,462,947	$37,084,359

At value (Note 1A)	$50,064,609	$153,747,319	$20,633,793	$21,884,093	$50,683,980	$36,181,325	$40,383,054
Cash	288,432	930,061	—	427,867	616,818	245,599	—
Receivables:
Interest	698,105	1,996,275	263,868	201,561	498,699	374,422	618,326
Shares sold	2,929	8,778	686	392	2,554	4,071	911
Other assets	3,914	12,858	1,926	1,703	4,110	2,956	3,148

Total Assets	51,057,989	156,695,291	20,900,273	22,515,616	51,806,161	36,808,373	41,005,439

Liabilities
Cash overdraft	—	—	66,185	—	—	—	53,879
Payables:
Investment securities purchased	460,326	597,277	—	—	591,320	—	—
Dividends payable	35,266	116,749	20,550	13,382	24,190	43,887	42,301
Shares redeemed	29,474	52,453	2,877	71,345	113,462	2,512	48,701
Accrued advisory fees	22,679	70,023	9,372	10,088	22,867	16,485	18,350
Accrued shareholder servicing costs	1,751	5,869	714	772	2,136	1,252	1,465
Accrued expenses	11,923	20,581	10,786	11,129	13,047	12,139	11,981

Total Liabilities	561,419	862,952	110,484	106,716	767,022	76,275	176,677

Net Assets	$50,496,570	$155,832,339	$20,789,789	$22,408,900	$51,039,139	$36,732,098	$40,828,762

Net Assets Consist of:
Capital paid in	$46,574,833	$143,839,511	$18,995,420	$20,899,797	$47,836,957	$33,311,568	$38,888,713
Undistributed net investment income	29	195,118	14,181	8,695	41,609	36,826	15,950
Accumulated net realized loss on investments
and futures contracts	(798,823)	(4,244,666)	(428,014)	(451,212)	(1,304,858)	(334,674)	(1,374,596)
Net unrealized appreciation in value of investments	4,720,531	16,042,376	2,208,202	1,951,620	4,465,431	3,718,378	3,298,695

Total	$50,496,570	$155,832,339	$20,789,789	$22,408,900	$51,039,139	$36,732,098	$40,828,762

66	67

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2014

	SINGLE STATE TAX EXEMPT FUNDS

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Net Assets:
Class A	$49,691,116	$151,931,699	$20,253,310	$22,318,197	$49,031,960	$36,125,159	$40,584,607
Class B	$538,601	$1,316,001	$203,535	$88,694	$361,382	$304,226	$143,669
Advisor Class	$265,856	$2,583,633	$331,944	$1,003	$1,644,802	$301,706	$99,484
Institutional Class	$997	$1,006	$1,000	$1,006	$995	$1,007	$1,002

Shares of beneficial interest outstanding (Note 2):
Class A	3,795,837	10,351,808	1,470,021	1,772,347	3,580,428	2,707,471	3,068,151
Class B	41,268	89,764	14,778	7,066	26,470	22,874	10,908
Advisor Class	20,344	176,422	24,106	80	120,410	22,631	7,545
Institutional Class	76	68	73	80	73	75	75

Net asset value and redemption price
per share – Class A	$13.09	$14.68	$13.78	$12.59	$13.69	$13.34	$13.23

Maximum offering price per share – Class A
(Net asset value/.9425)*	$13.89	$15.58	$14.62	$13.36	$14.53	$14.15	$14.04

Net asset value and offering price per share –
Class B	$13.05	$14.66	$13.77	$12.55	$13.65	$13.30	$13.17

Net asset value and offering price per share –
Advisor Class	$13.07	$14.64	$13.77	$12.56	$13.66	$13.33	$13.18

Net asset value and offering price per share –
Institutional Class	$13.11	$14.71	$13.79	$12.60	$13.72	$13.35	$13.26

*On purchases of $100,000 or more, the sales charge is reduced.

68	See notes to financial statements	69

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2014

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income	$16,405,130	$5,767,099	$1,076,647	$747,027	$501,267	$491,730	$477,343

Expenses (Notes 1 and 5):
Advisory fees	1,936,002	791,868	139,468	100,724	66,938	60,438	63,783
Distribution plan expenses – Class A	965,540	389,857	69,243	49,150	33,098	29,699	31,712
Distribution plan expenses – Class B	7,118	14,588	287	4,032	1,131	1,009	338
Shareholder servicing costs – Class A	181,725	97,969	13,737	8,076	7,550	5,960	5,390
Shareholder servicing costs – Class B	787	1,517	52	331	100	74	52
Shareholder servicing costs – Advisor Class	910	793	65	12	14	37	27
Shareholder servicing costs – Institutional Class	1	1	2	1	1	1	1
Professional fees	58,662	23,418	8,541	7,917	6,955	6,862	9,270
Registration fees	37,000	38,199	2,212	1,400	4,750	2,750	1,000
Custodian fees	19,856	9,849	3,405	2,809	2,526	1,953	2,371
Reports to shareholders	14,775	7,105	2,531	1,747	1,634	1,474	1,524
Trustees’ fees	18,608	7,581	1,335	961	646	578	608
Other expenses	43,019	22,914	8,766	7,326	6,603	5,749	6,483

Total expenses	3,284,003	1,405,659	249,644	184,486	131,946	116,584	122,559
Less: Expenses waived	(147,162)	(65,989)	(16,271)	(11,761)	(7,809)	(7,051)	(7,441)
Less: Expenses paid indirectly	(347)	(352)	(209)	(160)	(159)	(139)	(136)

Net expenses	3,136,494	1,339,318	233,164	172,565	123,978	109,394	114,982

Net investment income	13,268,636	4,427,781	843,483	574,462	377,289	382,336	362,361

Realized and Unrealized Gain (Loss) on Investments
and Futures Contracts (Note 4):
Net realized gain (loss) on:
Investments	(781,491)	930,483	314,446	11,778	(103,805)	(193,028)	—
Futures contracts (Note 1F)	—	(51,475)	(4,528)	—	(4,290)	—	—
Net realized gain (loss) on investments
and futures contracts	(781,491)	879,008	309,918	11,778	(108,095)	(193,028)	—

Net unrealized appreciation of investments	25,917,398	14,022,195	2,141,442	1,363,370	1,167,067	1,061,134	641,098

Net gain on investments and futures contracts	25,135,907	14,901,203	2,451,360	1,375,148	1,058,972	868,106	641,098

Net Increase in Net Assets Resulting
from Operations	$38,404,543	$19,328,984	$3,294,843	$1,949,610	$1,436,261	$1,250,442	$1,003,459

70	See notes to financial statements	71

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2014

	SINGLE STATE TAX EXEMPT FUNDS

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Investment Income
Interest income	$1,166,656	$3,656,061	$501,381	$500,759	$1,075,953	$864,410	$878,353

Expenses (Notes 1 and 5):
Advisory fees	148,057	462,878	62,974	65,635	147,526	108,055	120,450
Distribution plan expenses – Class A	73,018	227,746	30,950	32,686	72,212	53,408	59,924
Distribution plan expenses – Class B	2,721	6,520	1,085	429	2,100	1,487	805
Shareholder servicing costs – Class A	13,313	45,652	5,155	5,954	16,017	9,375	11,110
Shareholder servicing costs – Class B	404	570	93	94	297	288	161
Shareholder servicing costs – Advisor Class	28	273	25	12	150	40	26
Shareholder servicing costs – Institutional Class	1	1	1	1	1	1	1
Professional fees	8,870	16,630	7,022	6,886	8,696	8,086	8,159
Registration fees	1,000	2,000	1,000	1,000	1,702	1,050	1,000
Custodian fees	3,484	8,530	2,120	2,340	4,261	3,029	3,143
Reports to shareholders	1,523	4,028	1,441	1,503	2,213	1,674	1,861
Trustees’ fees	1,415	4,425	621	627	1,395	1,034	1,153
Other expenses	7,666	16,184	6,089	6,158	9,021	7,431	7,677

Total expenses	261,500	795,437	118,576	123,325	265,591	194,958	215,470
Less: Expenses waived	(17,273)	(54,002)	(7,347)	(7,667)	(17,211)	(12,606)	(14,051)
Less: Expenses paid indirectly	(193)	(250)	(142)	(121)	(256)	(184)	(175)

Net expenses	244,034	741,185	111,087	115,537	248,124	182,168	201,244

Net investment income	922,622	2,914,876	390,294	385,222	827,829	682,242	677,109

Realized and Unrealized Gain (Loss) on Investments
and Futures Contracts (Note 4):
Net realized gain (loss) on:
Investments	(30,434)	(860,516)	(79,640)	(152,947)	223,032	(147,189)	(262,576)
Futures contracts (Note 1F)	—	(15,014)	—	—	(4,766)	(3,574)	(7,864)
Net realized gain (loss) on investments and
futures contracts	(30,434)	(875,530)	(79,640)	(152,947)	218,266	(150,763)	(270,440)
Net unrealized appreciation of investments	1,932,428	6,814,971	865,371	1,101,138	1,967,682	1,686,441	1,941,841

Net gain on investments and futures contracts	1,901,994	5,939,441	785,731	948,191	2,185,948	1,535,678	1,671,401

Net Increase in Net Assets Resulting
from Operations	$2,824,616	$8,854,317	$1,176,025	$1,333,413	$3,013,777	$2,217,920	$2,348,510

72	See notes to financial statements	73

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT INCOME		TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to
	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13
Increase (Decrease) in Net Assets From Operations
Net investment income	$13,268,636	$27,510,405	$4,427,781	$9,358,043	$843,483	$1,654,770	$574,462	$1,196,238
Net realized gain (loss) on investments and
futures contracts	(781,491)	(3,720,628)	879,008	(8,010,398)	309,918	(1,227,958)	11,778	(580,063)
Net unrealized appreciation (depreciation) of investments	25,917,398	(46,725,511)	14,022,195	(16,925,809)	2,141,442	(1,924,149)	1,363,370	(2,162,584)

Net increase (decrease) in net assets resulting
from operations	38,404,543	(22,935,734)	19,328,984	(15,578,164)	3,294,843	(1,497,337)	1,949,610	(1,546,409)

Dividends to Shareholders
Net investment income – Class A	(12,855,996)	(26,859,808)	(4,223,311)	(8,750,480)	(805,668)	(1,576,909)	(571,122)	(1,173,369)
Net investment income – Class B	(23,402)	(50,288)	(38,067)	(85,950)	(815)	(3,365)	(11,122)	(21,302)
Net investment income – Advisor Class	(108,459)	(25)	(18,406)	(20)	(4,826)	(21)	(17)	(22)
Net investment income – Institutional Class	(20)	(25)	(16)	(20)	(17)	(21)	(17)	(22)

Total dividends	(12,987,877)	(26,910,146)	(4,279,800)	(8,836,470)	(811,326)	(1,580,316)	(582,278)	(1,194,715)

Trust Share Transactions
Class A:
Proceeds from shares sold	13,677,894	28,986,045	11,765,724	39,831,240	3,269,917	8,294,121	1,825,220	2,379,756
Reinvestment of dividends	9,777,508	20,308,996	3,550,501	7,253,443	584,930	1,109,045	466,237	957,702
Cost of shares redeemed	(43,323,839)	(82,195,236)	(26,639,694)	(58,866,220)	(4,938,481)	(7,916,324)	(1,713,582)	(4,513,657)
	(19,868,437)	(32,900,195)	(11,323,469)	(11,781,537)	(1,083,634)	1,486,842	577,875	(1,176,199)
Class B:
Proceeds from shares sold	103,650	210,896	46,340	231,966	3,300	6,600	—	116,298
Reinvestment of dividends	19,264	41,583	27,630	61,184	813	2,297	7,793	17,013
Cost of shares redeemed	(176,111)	(316,561)	(265,861)	(1,312,306)	(29,119)	(211,955)	(6,440)	(46,089)
	(53,197)	(64,082)	(191,891)	(1,019,156)	(25,006)	(203,058)	1,353	87,222

Advisor Class:
Proceeds from shares sold	14,022,772	1,000	3,808,700	1,000	700,231	1,000	—	1,000
Reinvestment of dividends	104,991	25	16,713	20	4,817	21	17	22
Cost of shares redeemed	(896,194)	—	(1,136,629)	—	(13,363)	—	—	—
	13,231,569	1,025	2,688,784	1,020	691,685	1,021	17	1,022

Institutional Class:
Proceeds from shares sold	—	1,000	—	1,000	—	1,000	—	1,000
Reinvestment of dividends	20	25	16	20	17	21	17	22
Cost of shares redeemed	—	—	—	—	—	—	—	—
	20	1,025	16	1,020	17	1,021	17	1,022

Net increase (decrease) from trust share transactions	(6,690,045)	(32,962,227)	(8,826,560)	(12,798,653)	(416,938)	1,285,826	579,262	(1,086,933)

Net increase (decrease) in net assets	18,726,621	(82,808,107)	6,222,624	(37,213,287)	2,066,579	(1,791,827)	1,946,594	(3,828,057)

Net Assets
Beginning of period	642,057,571	724,865,678	261,790,623	299,003,910	46,297,805	48,089,632	32,893,060	36,721,117

End of period †	$660,784,192	$642,057,571	$268,013,247	$261,790,623	$48,364,384	$46,297,805	$34,839,654	$32,893,060

†Includes undistributed net investment income of	$965,183	$684,424	$695,473	$547,492	$108,896	$76,739	$12,144	$19,960

74	75

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT INCOME		TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to
	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13
Trust Shares Issued and Redeemed
Class A:
Sold	1,395,789	2,934,023	715,562	2,396,430	257,229	654,632	135,908	176,618
Issued for dividends reinvested	992,327	2,056,417	215,132	443,086	46,202	88,938	34,666	71,028
Redeemed	(4,411,787)	(8,385,561)	(1,623,895)	(3,640,962)	(391,485)	(637,723)	(127,987)	(339,852)

Net increase (decrease) in Class A trust shares outstanding	(2,023,671)	(3,395,121)	(693,201)	(801,446)	(88,054)	105,847	42,587	(92,206)

Class B:
Sold	10,638	21,211	2,829	14,118	262	529	—	8,515
Issued for dividends reinvested	1,960	4,220	1,680	3,732	64	183	580	1,262
Redeemed	(18,100)	(32,408)	(16,111)	(80,833)	(2,311)	(16,868)	(483)	(3,336)

Net increase (decrease) in Class B trust shares outstanding	(5,502)	(6,977)	(11,602)	(62,983)	(1,985)	(16,156)	97	6,441

Advisor Class:
Sold	1,429,947	97	230,634	58	55,515	76	—	71
Issued for dividends reinvested	10,583	3	1,001	1	376	2	1	2
Redeemed	(90,902)	—	(68,042)	—	(1,056)	—	—	—

Net increase in Advisor Class trust shares outstanding	1,349,628	100	163,593	59	54,835	78	1	73

Institutional Class:
Sold	—	97	—	58	—	76	—	71
Issued for dividends reinvested	2	3	1	1	2	2	1	2
Redeemed	—	—	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	2	100	1	59	2	78	1	73

76	See notes to financial statements	77

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
	1/1/14 to	1/1/13 to	1/1/14t o	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to
	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13
Increase (Decrease) in Net Assets From Operations
Net investment income	$377,289	$804,342	$382,336	$815,328	$362,361	$768,987	$922,622	$1,985,180
Net realized loss on investments and futures contracts	(108,095)	(457,676)	(193,028)	(24,187)	—	(158,901)	(30,434)	(768,389)
Net unrealized appreciation (depreciation) of investments	1,167,067	(1,514,789)	1,061,134	(2,161,714)	641,098	(1,339,034)	1,932,428	(3,685,161)

Net increase (decrease) in net assets resulting
from operations	1,436,261	(1,168,123)	1,250,442	(1,370,573)	1,003,459	(728,948)	2,824,616	(2,468,370)

Dividends to Shareholders
Net investment income – Class A	(373,878)	(829,469)	(371,280)	(795,534)	(362,890)	(775,326)	(912,091)	(1,974,470)
Net investment income – Class B	(3,088)	(7,632)	(3,264)	(6,600)	(949)	(1,966)	(8,318)	(22,444)
Net investment income – Advisor Class	(343)	(22)	(2,759)	(23)	(881)	(22)	(2,370)	(24)
Net investment income – Institutional Class	(16)	(22)	(18)	(23)	(17)	(22)	(18)	(24)

Total dividends	(377,325)	(837,145)	(377,321)	(802,180)	(364,737)	(777,336)	(922,797)	(1,996,962)

Trust Share Transactions
Class A:
Proceeds from shares sold	579,034	1,612,884	592,289	1,112,112	723,628	1,504,516	2,276,581	4,269,414
Reinvestment of dividends	284,009	652,560	288,011	611,130	306,852	617,112	698,766	1,482,982
Cost of shares redeemed	(2,031,014)	(3,922,054)	(1,428,556)	(3,158,869)	(956,542)	(4,397,034)	(3,184,342)	(9,996,175)
	(1,167,971)	(1,656,610)	(548,256)	(1,435,627)	73,938	(2,275,406)	(208,995)	(4,243,779)

Class B:
Proceeds from shares sold	3,600	12,565	—	—	—	—	22,758	84,295
Reinvestment of dividends	2,041	5,491	2,431	5,344	949	1,965	5,147	15,997
Cost of shares redeemed	(17,866)	(101,657)	(13,466)	(41,120)	(1,715)	(8,867)	(155,862)	(205,302)
	(12,225)	(83,601)	(11,035)	(35,776)	(766)	(6,902)	(127,957)	(105,010)

Advisor Class:
Proceeds from shares sold	64,933	1,000	474,944	1,000	110,994	1,000	305,103	1,000
Reinvestment of dividends	343	22	2,599	23	880	22	2,309	24
Cost of shares redeemed	—	—	—	—	(2,791)	—	(45,576)	—
	65,276	1,022	477,543	1,023	109,083	1,022	261,836	1,024

Institutional Class:
Proceeds from shares sold	—	1,000	—	1,000	—	1,000	—	1,000
Reinvestment of dividends	17	22	18	23	17	22	18	24
Cost of shares redeemed	—	—	—	—	—	—	—	—
	17	1,022	18	1,023	17	1,022	18	1,024
Net increase (decrease) from trust share transactions	(1,114,903)	(1,738,167)	(81,730)	(1,469,357)	182,272	(2,280,264)	(75,098)	(4,346,741)

Net increase (decrease) in net assets	(55,967)	(3,743,435)	791,391	(3,642,110)	820,994	(3,786,548)	1,826,721	(8,812,073)

Net Assets
Beginning of period	22,396,145	26,139,580	20,069,860	23,711,970	20,871,025	24,657,573	48,669,849	57,481,922

End of period †	$22,340,178	$22,396,145	$20,861,251	$20,069,860	$21,692,019	$20,871,025	$50,496,570	$48,669,849

†Includes undistributed net investment income of	$66	$102	$32,120	$27,105	$29	$2,405	$29	$204

78	79

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to
	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13
Trust Shares Issued and Redeemed
Class A:
Sold	48,912	133,922	48,979	88,623	58,732	120,285	176,326	326,158
Issued for dividends reinvested	23,866	54,988	23,920	50,221	24,803	49,726	53,785	113,322
Redeemed	(171,220)	(332,568)	(118,953)	(262,001)	(77,744)	(354,934)	(246,932)	(771,308)

Net increase (decrease) in Class A trust shares outstanding	(98,442)	(143,658)	(46,054)	(123,157)	5,791	(184,923)	(16,821)	(331,828)

Class B:
Sold	305	1,058	—	—	—	—	1,745	6,435
Issued for dividends reinvested	171	461	202	440	77	159	397	1,221
Redeemed	(1,522)	(8,557)	(1,106)	(3,358)	(140)	(704)	(12,220)	(15,832)

Net decrease in Class B trust shares outstanding	(1,046)	(7,038)	(904)	(2,918)	(63)	(545)	(10,078)	(8,176)

Advisor Class:
Sold	5,425	80	39,261	78	9,020	77	23,592	73
Issued for dividends reinvested	28	2	213	2	71	2	176	2
Redeemed	—	—	—	—	(225)	—	(3,499)	—

Net increase in Advisor Class trust shares outstanding	5,453	82	39,474	80	8,866	79	20,269	75

Institutional Class:
Sold	—	80	—	78	—	77	—	73
Issued for dividends reinvested	1	2	2	2	2	2	1	2
Redeemed	—	—	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	1	82	2	80	2	79	1	75

80	See notes to financial statements	81

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK		NORTH CAROLINA		OHIO
	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to
	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,914,876	$5,987,690	$390,294	$942,030	$385,222	$820,555
Net realized loss on investments and futures contracts	(875,530)	(1,827,240)	(79,640)	(300,091)	(152,947)	(297,641)
Net unrealized appreciation (depreciation) of investments	6,814,971	(10,706,164)	865,371	(1,825,082)	1,101,138	(1,451,172)

Net increase (decrease) in net assets resulting
from operations	8,854,317	(6,545,714)	1,176,025	(1,183,143)	1,333,413	(928,258)

Dividends to Shareholders
Net investment income – Class A	(2,797,687)	(5,832,384)	(382,109)	(926,442)	(392,990)	(799,611)
Net investment income – Class B	(19,369)	(41,426)	(3,259)	(10,452)	(1,263)	(3,988)
Net investment income – Advisor Class	(21,562)	(23)	(2,600)	(23)	(17)	(23)
Net investment income – Institutional Class	(18)	(23)	(18)	(23)	(18)	(23)

Total dividends	(2,838,636)	(5,873,856)	(387,986)	(936,940)	(394,288)	(803,645)

Trust Share Transactions
Class A:
Proceeds from shares sold	3,753,373	10,740,572	241,471	1,268,460	259,513	943,681
Reinvestment of dividends	2,090,067	4,278,035	253,886	705,087	316,564	636,575
Cost of shares redeemed	(12,041,307)	(21,951,857)	(4,367,035)	(3,574,143)	(699,540)	(2,485,559)

	(6,197,867)	(6,933,250)	(3,871,678)	(1,600,596)	(123,463)	(905,303)

Class B:
Proceeds from shares sold	7,200	103,258	—	—	600	11,200
Reinvestment of dividends	17,171	37,859	2,269	7,816	1,191	3,621
Cost of shares redeemed	(94,406)	(337,487)	(90,683)	(116,977)	—	(109,944)

	(70,035)	(196,370)	(88,414)	(109,161)	1,791	(95,123)

Advisor Class:
Proceeds from shares sold	2,611,490	1,000	324,921	1,000	—	1,000
Reinvestment of dividends	20,510	23	2,532	23	17	23
Cost of shares redeemed	(85,576)	—	—	—	—	—

	2,546,424	1,023	327,453	1,023	17	1,023

Institutional Class:
Proceeds from shares sold	—	1,000	—	1,000	—	1,000
Reinvestment of dividends	18	23	18	23	17	23
Cost of shares redeemed	—	—	—	—	—	—

	18	1,023	18	1,023	17	1,023

Net decrease from trust share transactions	(3,721,460)	(7,127,574)	(3,632,621)	(1,707,711)	(121,638)	(998,380)

Net increase (decrease) in net assets	2,294,221	(19,547,144)	(2,844,582)	(3,827,794)	817,487	(2,730,283)

Net Assets
Beginning of period	153,538,118	173,085,262	23,634,371	27,462,165	21,591,413	24,321,696

End of period †	$155,832,339	$153,538,118	$20,789,789	$23,634,371	$22,408,900	$21,591,413

†Includes undistributed net investment income of	$195,118	$118,878	$14,181	$11,873	$8,695	$17,761

82	83

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK		NORTH CAROLINA		OHIO
	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to
	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13
Trust Shares Issued and Redeemed
Class A:
Sold	258,394	731,951	17,723	91,175	20,782	75,109
Issued for dividends reinvested	143,724	293,068	18,572	51,178	25,399	50,952
Redeemed	(830,788)	(1,513,902)	(323,326)	(262,975)	(56,490)	(199,208)

Net decrease in Class A trust shares outstanding	(428,670)	(488,883)	(287,031)	(120,622)	(10,309)	(73,147)

Class B:
Sold	497	7,121	—	—	48	859
Issued for dividends reinvested	1,182	2,590	166	565	96	287
Redeemed	(6,554)	(22,804)	(6,735)	(8,634)	—	(8,818)

Net increase (decrease) in Class B trust shares outstanding	(4,875)	(13,093)	(6,569)	(8,069)	144	(7,672)

Advisor Class:
Sold	180,799	65	23,851	69	—	76
Issued for dividends reinvested	1,401	2	184	2	2	2
Redeemed	(5,845)	—	—	—	—	—

Net increase in Advisor Class trust shares outstanding	176,355	67	24,035	71	2	78

Institutional Class:
Sold	—	65	—	69	—	76
Issued for dividends reinvested	1	2	2	2	2	2
Redeemed	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	1	67	2	71	2	78

84	See notes to financial statements	85

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	OREGON		PENNSYLVANIA		VIRGINIA
	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to
	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13
Increase (Decrease) in Net Assets From Operations
Net investment income	$827,829	$1,712,973	$682,242	$1,444,774	$677,109	$1,342,615
Net realized gain (loss) on investments and futures contracts	218,266	(1,393,640)	(150,763)	(183,911)	(270,440)	(694,462)
Net unrealized appreciation (depreciation) of investments	1,967,682	(3,153,958)	1,686,441	(2,786,241)	1,941,841	(2,492,375)

Net increase (decrease) in net assets resulting
from operations	3,013,777	(2,834,625)	2,217,920	(1,525,378)	2,348,510	(1,844,222)

Dividends to Shareholders
Net investment income – Class A	(801,142)	(1,683,159)	(663,552)	(1,411,634)	(676,152)	(1,335,336)
Net investment income – Class B	(5,500)	(12,718)	(4,557)	(11,453)	(2,159)	(5,405)
Net investment income – Advisor Class	(10,322)	(21)	(2,143)	(24)	(647)	(21)
Net investment income – Institutional Class	(16)	(21)	(18)	(24)	(17)	(21)

Total dividends	(816,980)	(1,695,919)	(670,270)	(1,423,135)	(678,975)	(1,340,783)

Trust Share Transactions
Class A:
Proceeds from shares sold	2,625,488	5,595,178	1,153,766	2,181,071	1,201,229	6,034,187
Reinvestment of dividends	659,108	1,363,789	404,050	852,061	424,879	887,378
Cost of shares redeemed	(4,123,785)	(8,632,925)	(2,019,697)	(5,267,603)	(2,341,571)	(5,284,001)

	(839,189)	(1,673,958)	(461,881)	(2,234,471)	(715,463)	1,637,564

Class B:
Proceeds from shares sold	300	6,409	2,500	15,595	31,200	2,400
Reinvestment of dividends	5,350	12,390	3,457	9,287	1,896	4,703
Cost of shares redeemed	(113,518)	(91,034)	(9,173)	(138,560)	(49,253)	(125,737)

	(107,868)	(72,235)	(3,216)	(113,678)	(16,157)	(118,634)

Advisor Class:
Proceeds from shares sold	1,638,387	1,000	296,206	1,000	128,789	1,000
Reinvestment of dividends	10,259	21	1,584	24	646	21
Cost of shares redeemed	(26,584)	—	(1,069)	—	(31,462)	—

	1,622,062	1,021	296,721	1,024	97,973	1,021

Institutional Class:
Proceeds from shares sold	—	1,000	—	1,000	—	1,000
Reinvestment of dividends	16	21	18	24	17	21
Cost of shares redeemed	—	—	—	—	—	—

	16	1,021	18	1,024	17	1,021

Net increase (decrease) from trust share transactions	675,021	(1,744,151)	(168,358)	(2,346,101)	(633,630)	1,520,972

Net increase (decrease) in net assets	2,871,818	(6,274,695)	1,379,292	(5,294,614)	1,035,905	(1,664,033)

Net Assets
Beginning of period	48,167,321	54,442,016	35,352,806	40,647,420	39,792,857	41,456,890

End of period †	$51,039,139	$48,167,321	$36,732,098	$35,352,806	$40,828,762	$39,792,857

†Includes undistributed net investment income of	$41,609	$30,760	$36,826	$24,854	$15,950	$17,816

86	87

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	OREGON		PENNSYLVANIA		VIRGINIA
	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to
	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13
Trust Shares Issued and Redeemed
Class A:
Sold	193,993	407,430	87,451	163,922	92,107	457,618
Issued for dividends reinvested	48,676	100,218	30,563	64,463	32,440	67,370
Redeemed	(305,861)	(642,539)	(153,364)	(403,046)	(179,768)	(402,525)

Net increase (decrease) in Class A trust shares outstanding	(63,192)	(134,891)	(35,350)	(174,661)	(55,221)	122,463

Class B:
Sold	22	480	190	1,177	2,395	182
Issued for dividends reinvested	397	912	262	702	145	357
Redeemed	(8,381)	(6,553)	(702)	(10,547)	(3,746)	(9,472)

Net decrease in Class B trust shares outstanding	(7,962)	(5,161)	(250)	(8,668)	(1,206)	(8,933)

Advisor Class:
Sold	121,530	70	22,518	72	9,808	72
Issued for dividends reinvested	752	1	119	2	49	2
Redeemed	(1,943)	—	(80)	—	(2,386)	—

Net increase in Advisor Class trust shares outstanding	120,339	71	22,557	74	7,471	74

Institutional Class:
Sold	—	70	—	72	—	72
Issued for dividends reinvested	2	1	1	2	1	2
Redeemed	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	2	71	1	74	1	74

88	See notes to financial statements	89

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2014

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). The Trust’s Board of Trustees (“the Board”) has approved changes recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds and effective February 1, 2010, for Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California and New York Funds, the policy of investing in insured securities was eliminated and the name of each Fund was changed to remove the word “Insured”. Prior to September 4, 2012, Tax Exempt Income Fund was known as Tax Exempt Fund and Tax Exempt Opportunities Fund was known as Tax Exempt Fund II. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Board. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

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The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

91

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2014

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of June 30, 2014:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	—	$663,863,426	—
Tax Exempt Opportunities	—	256,876,591	—
California	—	47,668,785	—
Connecticut	—	34,548,095	—
Massachusetts	—	22,175,835	—
Michigan	—	21,072,646	—
Minnesota	—	21,638,115	—
New Jersey	—	50,064,609	—
New York	—	153,747,319	—
North Carolina	—	20,633,793	—
Ohio	—	21,884,093	—
Oregon	—	50,683,980	—
Pennsylvania	—	36,181,325	—
Virginia	—	40,383,054	—

Investments in Short-Term Tax Exempt Investments:
Tax Exempt Opportunities	—	$ 10,000,000	—

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the six months ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 2013, capital loss carryovers were as follows:

92

		Year Capital Loss		Not Subject
		Carryovers Expire		to Expiration
Fund	Total	2015	2017	Short-Term	Long-Term
Tax Exempt Income	$8,311,602	$—	$—	$7,419,423	$892,179
Tax Exempt Opportunities	6,504,141	—	—	6,504,141	—
California	1,287,923	—	—	1,014,340	273,583
Connecticut	348,743	—	—	154,484	194,259
Massachusetts	457,411	—	—	388,022	69,389
Michigan	24,187	—	—	—	24,187
Minnesota	300,784	24,765	—	260,544	15,475
New Jersey	287,854	—	—	213,959	73,895
New York	3,172,219	—	634,149	1,917,762	620,308
North Carolina	210,719	—	—	172,109	38,610
Ohio	262,402	—	—	221,733	40,669
Oregon	1,320,037	—	—	654,116	665,921
Pennsylvania	156,793	—	—	35,746	121,047
Virginia	973,653	—	289,554	453,189	230,910

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011–2013, or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

93

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2014

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. For the six months ended June 30, 2014, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $2,823 against custodian charges based on uninvested cash balances of the Funds.

F. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated

94

account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.” An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, First Investors Management Company, Inc. (“FIMCO”) to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At June 30, 2014, the Funds had no outstanding investments in futures contracts or options; however, some of the Funds invested in futures contracts during the six months ended June 30, 2014.

95

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2014

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the six months ended June 30, 2014, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the six months ended June 30, 2014, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase

96

in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the six months ended June 30, 2014, the Funds had no investments in MMD Rate Locks.

For the six months ended June 30, 2014, the effect of derivative instruments in the Statements of Operations is as follows:

Net Realized
Loss on
Fund	Futures Contracts
Tax Exempt Opportunities	$(51,475)
California	(4,528)
Massachusetts	(4,290)
New York	(15,014)
Oregon	(4,766)
Pennsylvania	(3,574)
Virginia	(7,864)

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital— The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”). Institutional Class and Advisor Class shares are new classes that have been added to the Trust and were available for sale to the public starting May 1, 2013 and October 1, 2013, respectively. Not all classes of shares

97

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2014

of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions. Expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

4. Security Transactions—For the six months ended June 30, 2014, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

98

	Cost of	Proceeds
Fund	Purchases	of Sales
Tax Exempt Income	$57,424,240	$50,845,789
Tax Exempt Opportunities	104,799,819	121,003,583
California	10,198,209	10,843,539
Connecticut	2,175,303	1,509,850
Massachusetts	2,443,754	3,492,119
Michigan	7,285,750	6,942,029
Minnesota	556,905	70,000
New Jersey	8,402,426	8,283,176
New York	22,846,601	26,047,911
North Carolina	2,355,245	6,112,604
Ohio	8,172,617	8,228,590
Oregon	9,456,047	7,874,030
Pennsylvania	6,499,411	6,911,685
Virginia	9,621,673	9,602,819

At June 30, 2014, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Tax Exempt Income	$589,643,730	$74,219,696	$ —	$74,219,696
Tax Exempt Opportunities	242,526,905	24,354,077	4,391	24,349,686
California	42,832,044	4,836,741	—	4,836,741
Connecticut	31,859,154	2,692,797	3,856	2,688,941
Massachusetts	19,806,750	2,369,085	—	2,369,085
Michigan	19,269,783	1,802,863	—	1,802,863
Minnesota	19,616,679	2,021,436	—	2,021,436
New Jersey	45,344,078	4,731,509	10,978	4,720,531
New York	137,704,943	16,042,376	—	16,042,376
North Carolina	18,425,591	2,208,202	—	2,208,202
Ohio	19,932,473	1,951,620	—	1,951,620
Oregon	46,218,549	4,470,270	4,839	4,465,431
Pennsylvania	32,462,947	3,718,378	—	3,718,378
Virginia	37,084,359	3,298,695	—	3,298,695

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and/ or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of

99

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2014

the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended June 30, 2014, total trustees fees accrued by the Funds amounted to $40,987.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six months ended June 30, 2014, FIMCO has voluntarily waived advisory fees in excess of .55% for the Tax Exempt Income and Tax Exempt Opportunities Funds, and .53% for each of the Single State Tax Exempt Funds. For the six months ended June 30, 2014, advisory fees accrued by the Funds to FIMCO were $4,274,796 of which $393,621 was voluntarily waived by FIMCO as noted above.

For the six months ended June 30, 2014, FIC, as underwriter, received $1,004,055 in commissions from the sale of shares of the Funds after allowing $77,460 to other dealers.

ADM has entered into an agreement with the Funds to limit the transfer agency expenses for Advisor Class and Institutional Class shares to the extent that transfer agency expenses exceed .20% and .05% of the Advisor Class and Institutional Class shares average daily net assets, respectively. The agreement expires on May 1, 2015. ADM can be reimbursed by each Class within three years after the date the expense limitation has been made by ADM, provided that such repayment does not cause the transfer agency expenses of Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2015 with the approval of the Board. For the six months ended June 30, 2014, shareholder servicing costs included $390,478 in transfer agent fees accrued to ADM by all classes of which $20 was waived as noted above.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2014, total distribution plan fees accrued to FIC by the Funds amounted to $2,161,893.

100

6. Subsequent Events—Subsequent events occurring after June 30, 2014 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

101

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
TAX EXEMPT INCOME FUND
Class A
2009	$9.28	$.423		$.523	$.946	$.426	$—	$.426	$9.80	10.36%		$715,079.96%			.96%		4.40%		1.02%		4.34%		26%
2010	9.80	.424		(.346)	.078	.426	.012	.438	9.44	.71		686,589.96			.96		4.30		1.00		4.26		18
2011	9.44	.421		.530	.951	.421	—	.421	9.97	10.32		706,877.96			.96		4.37		1.01		4.32		15
2012	9.97	.408		.304	.712	.412	—	.412	10.27	7.23		723,256.95			.96		3.99		1.00		3.94		10
2013	10.27	.398		(.719)	(.321)	.389	—	.389	9.56	(3.18)		640,625.96			.96		4.01		1.00		3.97		12
2014♦	9.56	.199	^	.375	.574	.194	—	.194	9.94	6.04	†	645,959.97		††	.97	††	4.08	††	1.01	††	4.04	††	8	†
Class B
2009	9.27	.359		.507	.866	.356	—	.356	9.78	9.47		6,338	1.66		1.66		3.70		1.72		3.64		26
2010	9.78	.364		(.346)	.018	.356	.012	.368	9.43	.11		4,081	1.66		1.66		3.60		1.70		3.56		18
2011	9.43	.382		.490	.872	.352	—	.352	9.95	9.43		2,157	1.66		1.66		3.67		1.71		3.62		15
2012	9.95	.358		.294	.652	.342	—	.342	10.26	6.62		1,610	1.65		1.66		3.29		1.70		3.24		10
2013	10.26	.327		(.728)	(.401)	.319	—	.319	9.54	(3.96)		1,431	1.70		1.70		3.28		1.74		3.24		12
2014♦	9.54	.162	^	.378	.540	.160	—	.160	9.92	5.68	†	1,433	1.72	††	1.72	††	3.33	††	1.76	††	3.29	††	8	†
Advisor Class
2013■	10.31	.241		(.753)	(.512)	.258	—	.258	9.54	(4.97	)†	1.81		††	.81	††	4.16	††	.85	††	4.12	††	12
2014♦	9.54	.211	^	.366	.577	.197	—	.197	9.92	6.08	†	13,391.64		††	.64	††	4.29	††	.69	††	4.24	††	8	†
Institutional Class
2013■	10.31	.280		(.762)	(.482)	.258	—	.258	9.57	(4.68	)†	1.66		††	.66	††	4.31	††	.70	††	4.27	††	12
2014♦	9.57	.199	^	.378	.577	.197	—	.197	9.95	6.06	†	1.65		††	.65	††	4.40	††	.69	††	4.36	††	8	†
TAX EXEMPT OPPORTUNITIES FUND
Class A
2009	$14.54	$.597		$1.414	$2.011	$.591	$—	$.591	$15.96	14.02%		$174,905	1.00%		1.00%		3.89%		1.07%		3.82%		110%
2010	15.96	.604		(.483)	.121	.616	.285	.901	15.18	.67		192,875	1.01		1.01		3.75		1.06		3.70		107
2011	15.18	.604		1.143	1.747	.607	—	.607	16.32	11.76		221,961	1.01		1.01		3.87		1.06		3.82		91
2012	16.32	.541		.901	1.442	.547	.055	.602	17.16	8.92		294,784	1.00		1.00		3.17		1.05		3.12		90
2013	17.16	.539		(1.381)	(.842)	.508	—	.508	15.81	(4.97)		258,898	1.01		1.01		3.27		1.06		3.22		84
2014♦	15.81	.274	^	.921	1.195	.265	—	.265	16.74	7.59	†	262,413	1.01	††	1.01	††	3.36	††	1.06	††	3.31	††	41	†
Class B
2009	14.54	.498		1.410	1.908	.488	—	.488	15.96	13.27		8,436	1.70		1.70		3.19		1.77		3.12		110
2010	15.96	.511		(.503)	.008	.513	.285	.798	15.17	(.04)		5,860	1.71		1.71		3.05		1.76		3.00		107
2011	15.17	.515		1.127	1.642	.502	—	.502	16.31	11.03		4,458	1.71		1.71		3.17		1.76		3.12		91
2012	16.31	.428		.888	1.316	.441	.055	.496	17.13	8.14		4,220	1.70		1.70		2.47		1.75		2.42		90
2013	17.13	.437		(1.395)	(.958)	.402	—	.402	15.77	(5.65)		2,891	1.73		1.73		2.53		1.78		2.48		84
2014♦	15.77	.214	^	.908	1.122	.212	—	.212	16.68	7.14	†	2,865	1.74	††	1.74	††	2.63	††	1.79	††	2.58	††	41	†
Advisor Class
2013■	17.30	.338		(1.510)	(1.172)	.338	—	.338	15.79	(6.78	)†	1.84		††	.84	††	3.44	††	.89	††	3.39	††	84
2014♦	15.79	.286	^	.900	1.186	.266	—	.266	16.71	7.55	†	2,734.77		††	.77	††	3.46	††	.82	††	3.41	††	41	†
Institutional Class
2013■	17.30	.385		(1.507)	(1.122)	.338	—	.338	15.84	(6.49	)†	1.69		††	.69	††	3.59	††	.74	††	3.54	††	84
2014♦	15.84	.286	^	.920	1.206	.266	—	.266	16.78	7.65	†	1.67		††	.67	††	3.70	††	.72	††	3.65	††	41	†

102	103

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
SINGLE STATE TAX EXEMPT FUND
CALIFORNIA FUND
Class A
2009	$11.09	$.475		$1.015	$1.490	$.480	$—	$.480	$12.10	13.62%		$29,206	1.01%		1.01%		4.04%		1.08%		3.97%		60%
2010	12.10	.479		(.408)	.071	.480	.021	.501	11.67	.50		31,423	1.03		1.03		3.94		1.08		3.89		42
2011	11.67	.476		.704	1.180	.480	—	.480	12.37	10.35		35,628	1.04		1.04		4.00		1.09		3.95		20
2012	12.37	.449		.595	1.044	.454	—	.454	12.96	8.53		47,811	1.01		1.01		3.49		1.06		3.44		26
2013	12.96	.426	^	(.798)	(.372)	.408	—	.408	12.18	(2.91)		46,231	1.00		1.00		3.41		1.06		3.35		56
2014♦	12.18	.227	^	.651	.878	.218	—	.218	12.84	7.25	†	47,616	1.00	††	1.00	††	3.63	††	1.07	††	3.56	††	22	†
Class B
2009	11.09	.392		1.025	1.417	.397	—	.397	12.11	12.92		1,089	1.71		1.71		3.34		1.78		3.27		60
2010	12.11	.426		(.438)	(.012)	.397	.021	.418	11.68	(.18)		675	1.73		1.73		3.24		1.78		3.19		42
2011	11.68	.537		.550	1.087	.397	—	.397	12.37	9.49		269	1.74		1.74		3.30		1.79		3.25		20
2012	12.37	.362		.589	.951	.371	—	.371	12.95	7.75		279	1.71		1.71		2.79		1.76		2.74		26
2013	12.95	.326	^	(.791)	(.465)	.325	—	.325	12.16	(3.63)		65	1.75		1.75		2.60		1.81		2.54		56
2014♦	12.16	.175	^	.652	.827	.177	—	.177	12.81	6.83	†	43	1.82	††	1.82	††	2.81	††	1.89	††	2.74	††	22	†
Advisor Class
2013■	13.07	.265	^	(.905)	(.640)	.270	—	.270	12.16	(4.89	)†	1.85		††	.85	††	3.56	††	.91	††	3.50	††	56
2014♦	12.16	.246	^	.636	.882	.222	—	.222	12.82	7.29	†	704.70		††	.70	††	3.89	††	.77	††	3.82	††	22	†
Institutional Class
2013■	13.07	.311	^	(.911)	(.600)	.270	—	.270	12.20	(4.58	)†	1.70		††	.70	††	3.71	††	.76	††	3.65	††	56
2014♦	12.20	.222	^	.660	.882	.222	—	.222	12.86	7.27	†	1.68		††	.68	††	3.95	††	.75	††	3.88	††	22	†
CONNECTICUT FUND
Class A
2009	$12.33	$.505		$1.062	$1.567	$.507	$—	$.507	$13.39	12.88%		$36,229	1.01%		1.01%		3.87%		1.08%		3.80%		20%
2010	13.39	.502		(.465)	.037	.507	—	.507	12.92	.20		33,912	1.02		1.02		3.74		1.07		3.69		15
2011	12.92	.500		.822	1.322	.502	—	.502	13.74	10.45		34,671	1.02		1.02		3.78		1.07		3.73		30
2012	13.74	.472		.423	.895	.473	.092	.565	14.07	6.58		35,957	1.00		1.00		3.35		1.05		3.30		24
2013	14.07	.464		(1.041)	(.577)	.463	—	.463	13.03	(4.16)		32,100	1.01		1.01		3.43		1.07		3.37		23
2014♦	13.03	.229	^	.543	.772	.232	—	.232	13.57	5.95	†	34,012	1.01	††	1.01	††	3.44	††	1.08	††	3.37	††	5	†
Class B
2009	12.32	.415		1.048	1.463	.413	—	.413	13.37	12.00		1,557	1.71		1.71		3.17		1.78		3.10		20
2010	13.37	.411		(.470)	(.059)	.411	—	.411	12.90	(.52)		888	1.72		1.72		3.04		1.77		2.99		15
2011	12.90	.411		.823	1.234	.404	—	.404	13.73	9.73		689	1.72		1.72		3.08		1.77		3.03		30
2012	13.73	.372		.416	.788	.376	.092	.468	14.05	5.78		764	1.70		1.70		2.65		1.75		2.60		24
2013	14.05	.364		(1.038)	(.674)	.366	—	.366	13.01	(4.85)		791	1.74		1.74		2.70		1.80		2.64		23
2014♦	13.01	.180	^	.543	.723	.183	—	.183	13.55	5.58	†	826	1.74	††	1.74	††	2.71	††	1.81	††	2.64	††	5	†
Advisor Class
2013■	14.08	.283		(1.045)	(.762)	.308	—	.308	13.01	(5.43	)†	1.87		††	.87	††	3.57	††	.93	††	3.51	††	23
2014♦	13.01	.220	^	.542	.762	.232	—	.232	13.54	5.88	†	1.87		††	.87	††	3.58	††	.94	††	3.51	††	5	†
Institutional Class
2013■	14.08	.337		(1.049)	(.712)	.308	—	.308	13.06	(5.07	)†	1.72		††	.72	††	3.72	††	.78	††	3.66	††	23
2014♦	13.06	.244	^	.538	.782	.232	—	.232	13.61	6.01	†	1.70		††	.70	††	3.75	††	.77	††	3.68	††	5	†

104	105

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
MASSACHUSETTS FUND
Class A
2009	$10.77	$.453		$.921	$1.374	$.444	$—	$.444	$11.70	12.94%		$24,776	1.03%		1.03%		3.97%		1.10%		3.90%		42%
2010	11.70	.456		(.406)	.050	.450	—	.450	11.30	.35		24,258	1.05		1.05		3.88		1.10		3.83		20
2011	11.30	.446		.786	1.232	.452	—	.452	12.08	11.15		25,190	1.05		1.05		3.84		1.10		3.79		37
2012	12.08	.418		.426	.844	.418	.066	.484	12.44	7.05		25,802	1.04		1.04		3.36		1.09		3.31		44
2013	12.44	.392		(.944)	(.552)	.408	—	.408	11.48	(4.49)		22,164	1.07		1.07		3.29		1.13		3.23		52
2014♦	11.48	.199	^	.550	.749	.199	—	.199	12.03	6.56	†	22,044	1.10	††	1.11	††	3.39	††	1.18	††	3.32	††	11	†
Class B
2009	10.78	.388		.907	1.295	.365	—	.365	11.71	12.15		1,177	1.73		1.73		3.27		1.80		3.20		42
2010	11.71	.412		(.450)	(.038)	.372	—	.372	11.30	(.41)		697	1.75		1.75		3.18		1.80		3.13		20
2011	11.30	.441		.713	1.154	.374	—	.374	12.08	10.40		418	1.75		1.75		3.14		1.80		3.09		37
2012	12.08	.374		.372	.746	.340	.066	.406	12.42	6.22		337	1.74		1.74		2.66		1.79		2.61		44
2013	12.42	.373		(1.003)	(.630)	.330	—	.330	11.46	(5.13)		230	1.79		1.79		2.57		1.85		2.51		52
2014♦	11.46	.156	^	.544	.700	.160	—	.160	12.00	6.13	†	229	1.82	††	1.83	††	2.67	††	1.90	††	2.60	††	11	†
Advisor Class
2013■	12.47	.243		(.982)	(.739)	.271	—	.271	11.46	(5.93	)†	1.91		††	.91	††	3.45	††	.97	††	3.39	††	52
2014♦	11.46	.208	^	.543	.751	.201	—	.201	12.01	6.58	†	66.87		††	.87	††	3.50	††	.94	††	3.43	††	11	†
Institutional Class
2013■	12.47	.275		(.984)	(.709)	.271	—	.271	11.49	(5.69	)†	1.76		††	.76	††	3.60	††	.82	††	3.54	††	52
2014♦	11.49	.210	^	.561	.771	.201	—	.201	12.06	6.74	†	1.77		††	.78	††	3.72	††	.85	††	3.65	††	11	†
MICHIGAN FUND
Class A
2009	$11.43	$.480		$.696	$1.176	$.486	$—	$.486	$12.12	10.46%		$27,142	1.03%		1.03%		4.04%		1.10%		3.97%		31%
2010	12.12	.479		(.340)	.139	.486	.123	.609	11.65	1.07		25,111	1.04		1.04		3.92		1.09		3.87		36
2011	11.65	.474		.826	1.300	.477	.023	.500	12.45	11.40		22,340	1.07		1.07		3.96		1.12		3.91		25
2012	12.45	.452		.439	.891	.448	.033	.481	12.86	7.24		23,453	1.05		1.05		3.54		1.10		3.49		28
2013	12.86	.451		(1.188)	(.737)	.443	—	.443	11.68	(5.81)		19,867	1.06		1.06		3.69		1.12		3.63		17
2014♦	11.68	.226	^	.517	.743	.223	—	.223	12.20	6.40	†	20,180	1.08	††	1.08	††	3.80	††	1.15	††	3.73	††	35	†
Class B
2009	11.42	.406		.686	1.092	.402	—	.402	12.11	9.69		823	1.73		1.73		3.34		1.80		3.27		31
2010	12.11	.399		(.344)	.055	.402	.123	.525	11.64	.38		504	1.74		1.74		3.22		1.79		3.17		36
2011	11.64	.401		.805	1.206	.393	.023	.416	12.43	10.55		254	1.77		1.77		3.26		1.82		3.21		25
2012	12.43	.362		.445	.807	.364	.033	.397	12.84	6.55		259	1.75		1.75		2.84		1.80		2.79		28
2013	12.84	.363		(1.184)	(.821)	.359	—	.359	11.66	(6.47)		201	1.80		1.80		2.95		1.86		2.89		17
2014♦	11.66	.183	^	.498	.681	.181	—	.181	12.16	5.87	†	198	1.79	††	1.79	††	3.09	††	1.86	††	3.02	††	35	†
Advisor Class
2013■	12.79	.291		(1.118)	(.827)	.293	—	.293	11.67	(6.48	)†	1.90		††	.90	††	3.85	††	.96	††	3.79	††	17
2014♦	11.67	.238	^	.498	.736	.226	—	.226	12.18	6.35	†	482.76		††	.77	††	3.94	††	.84	††	3.87	††	35	†
Institutional Class
2013■	12.79	.308		(1.115)	(.807)	.293	—	.293	11.69	(6.32	)†	1.75		††	.75	††	4.00	††	.81	††	3.94	††	17
2014♦	11.69	.233	^	.513	.746	.226	—	.226	12.21	6.42	†	1.76		††	.76	††	4.12	††	.83	††	4.05	††	35	†

106	107

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
MINNESOTA FUND
Class A
2009	$11.34	$.426		$.712	$1.138	$.418	—	$.418	$12.06	10.16%		$21,211	1.05%		1.05%		3.60%		1.12%		3.53%		22%
2010	12.06	.440		(.356)	.084	.434	—	.434	11.71	.63		21,784	1.05		1.05		3.63		1.10		3.58		30
2011	11.71	.441		.793	1.234	.444	—	.444	12.50	10.74		23,571	1.04		1.04		3.66		1.09		3.61		11
2012	12.50	.429		.391	.820	.440	—	.440	12.88	6.63		24,579	1.03		1.03		3.35		1.08		3.30		5
2013	12.88	.416		(.806)	(.390)	.420	—	.420	12.07	(3.07)		20,802	1.08		1.08		3.34		1.14		3.28		24
2014♦	12.07	.209	^	.371	.580	.210	—	.210	12.44	4.83	†	21,511	1.08	††	1.08	††	3.41	††	1.15	††	3.34	††	0	†
Class B
2009	11.35	.354		.695	1.049	.339	—	.339	12.06	9.33		276	1.75		1.75		2.90		1.82		2.83		22
2010	12.06	.412		(.406)	.006	.356	—	.356	11.71	(.02)		144	1.75		1.75		2.93		1.80		2.88		30
2011	11.71	.504		.642	1.146	.366	—	.366	12.49	9.94		67	1.74		1.74		2.96		1.79		2.91		11
2012	12.49	.311		.421	.732	.362	—	.362	12.86	5.91		79	1.73		1.73		2.65		1.78		2.60		5
2013	12.86	.336		(.824)	(.488)	.342	—	.342	12.03	(3.84)		67	1.87		1.87		2.55		1.93		2.49		24
2014♦	12.03	.159	^	.372	.531	.171	—	.171	12.39	4.43	†	69	1.88	††	1.88	††	2.61	††	1.95	††	2.54	††	0	†
Advisor Class
2013■	12.89	.261		(.822)	(.561)	.279	—	.279	12.05	(4.35	)†	1.93		††	.93	††	3.49	††	.99	††	3.43	††	24
2014♦	12.05	.222	^	.370	.592	.212	—	.212	12.43	4.94	†	111.80		††	.80	††	3.61	††	.87	††	3.54	††	0	†
Institutional Class
2013■	12.89	.287		(.818)	(.531)	.279	—	.279	12.08	(4.12	)†	1.78		††	.78	††	3.64	††	.84	††	3.58	††	24
2014♦	12.08	.217	^	.365	.582	.212	—	.212	12.45	4.84	†	1.76		††	.76	††	3.73	††	.83	††	3.66	††	0	†
NEW JERSEY FUND
Class A
2009	$12.02	$.508		$.990	$1.498	$.498	$—	$.498	$13.02	12.63%		$52,592.99%			.99%		4.00%		1.06%		3.93%		40%
2010	13.02	.521		(.453)	.068	.518	—	.518	12.57	.44		52,542.99			.99		3.99		1.04		3.94		21
2011	12.57	.523		.779	1.302	.522	—	.522	13.35	10.60		53,470.99			.99		4.07		1.04		4.02		12
2012	13.35	.497		.366	.863	.517	.026	.543	13.67	6.52		56,669.98			.98		3.63		1.03		3.58		24
2013	13.67	.488		(1.067)	(.579)	.491	—	.491	12.60	(4.31)		48,023.99			.99		3.72		1.05		3.66		29
2014♦	12.60	.241	^	.490	.731	.241	—	.241	13.09	5.83	†	49,691.98		††	.98	††	3.75	††	1.05	††	3.68	††	17	†
Class B
2009	12.01	.437		.982	1.419	.409	—	.409	13.02	11.94		1,727	1.69		1.69		3.30		1.76		3.23		40
2010	13.02	.448		(.479)	(.031)	.429	—	.429	12.56	(.31)		1,285	1.69		1.69		3.29		1.74		3.24		21
2011	12.56	.490		.723	1.213	.433	—	.433	13.34	9.85		779	1.69		1.69		3.37		1.74		3.32		12
2012	13.34	.398		.366	.764	.428	.026	.454	13.65	5.77		813	1.68		1.68		2.93		1.73		2.88		24
2013	13.65	.403		(1.091)	(.688)	.402	—	.402	12.56	(5.11)		645	1.74		1.74		2.96		1.80		2.90		29
2014♦	12.56	.189	^	.497	.686	.196	—	.196	13.05	5.48	†	539	1.77	††	1.77	††	2.96	††	1.84	††	2.89	††	17	†
Advisor Class
2013■	13.73	.293		(1.127)	(.834)	.326	—	.326	12.57	(6.09	)†	1.84		††	.84	††	3.87	††	.90	††	3.81	††	29
2014♦	12.57	.256	^	.487	.743	.243	—	.243	13.07	5.94	†	266.66		††	.66	††	3.96	††	.73	††	3.89	††	17	†
Institutional Class
2013■	13.73	.342		(1.126)	(.784)	.326	—	.326	12.62	(5.72	)†	1.69		††	.69	††	4.02	††	.75	††	3.96	††	29
2014♦	12.62	.241	^	.492	.733	.243	—	.243	13.11	5.83	†	1.66		††	.66	††	4.07	††	.73	††	4.00	††	17	†

108	109

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
NEW YORK FUND
Class A
2009	$13.45	$.578		$.949	$1.527	$.567	—	$.567	$14.41	11.52%		$149,941.96%			.96%		4.10%		1.03%		4.03%		38%
2010	14.41	.576		(.450)	.126	.576	—	.576	13.96	.79		149,798.97			.97		3.97		1.02		3.92		29
2011	13.96	.579		.860	1.439	.579	—	.579	14.82	10.54		159,525.97			.97		4.05		1.02		4.00		25
2012	14.82	.556		.405	.961	.571	—	.571	15.21	6.55		171,448.96			.97		3.66		1.02		3.61		26
2013	15.21	.535		(1.101)	(.566)	.524	—	.524	14.12	(3.78)		152,201.96			.96		3.65		1.02		3.59		45
2014♦	14.12	.272	^	.553	.825	.265	—	.265	14.68	5.88	†	151,932.96		††	.96	††	3.78	††	1.03	††	3.71	††	15	†
Class B
2009	13.44	.481		.944	1.425	.465	—	.465	14.40	10.73		2,382	1.66		1.66		3.40		1.73		3.33		38
2010	14.40	.481		(.447)	.034	.474	—	.474	13.96	.16		1,453	1.67		1.67		3.27		1.72		3.22		29
2011	13.96	.487		.840	1.327	.477	—	.477	14.81	9.68		1,123	1.67		1.67		3.35		1.72		3.30		25
2012	14.81	.445		.414	.859	.469	—	.469	15.20	5.84		1,638	1.66		1.67		2.96		1.72		2.91		26
2013	15.20	.428		(1.107)	(.679)	.421	—	.421	14.10	(4.52)		1,335	1.68		1.68		2.92		1.74		2.86		45
2014♦	14.10	.219	^	.554	.773	.213	—	.213	14.66	5.51	†	1,316	1.68	††	1.68	††	3.06	††	1.75	††	2.99	††	15	†
Advisor Class
2013■	15.26	.329		(1.151)	(.822)	.348	—	.348	14.09	(5.40	)†	1.81		††	.81	††	3.80	††	.87	††	3.74	††	45
2014♦	14.09	.287	^	.531	.818	.268	—	.268	14.64	5.83	†	2,584.64		††	.64	††	3.96	††	.71	††	3.89	††	15	†
Institutional Class
2013■	15.26	.384		(1.156)	(.772)	.348	—	.348	14.14	(5.06	)†	1.66		††	.66	††	3.95	††	.72	††	3.89	††	45
2014♦	14.14	.279	^	.559	.838	.268	—	.268	14.71	5.96	†	1.64		††	.64	††	4.10	††	.71	††	4.03	††	15	†
NORTH CAROLINA FUND
Class A
2009	$12.52	$.513		$1.001	$1.514	$.514	$—	$.514	$13.52	12.28%		$24,580	1.02%		1.02%		3.90%		1.09%		3.83%		71%
2010	13.52	.520		(.408)	.112	.519	.013	.532	13.10	.74		23,224	1.03		1.03		3.80		1.08		3.75		18
2011	13.10	.524		.898	1.422	.522	—	.522	14.00	11.08		25,331	1.02		1.02		3.89		1.07		3.84		21
2012	14.00	.503		.415	.918	.518	—	.518	14.40	6.63		27,039	1.01		1.01		3.51		1.06		3.46		24
2013	14.40	.504		(1.114)	(.610)	.500	—	.500	13.29	(4.30)		23,349	1.02		1.02		3.64		1.08		3.58		24
2014♦	13.29	.252	^	.488	.740	.250	—	.250	13.78	5.60	†	20,253	1.05	††	1.05	††	3.72	††	1.12	††	3.65	††	11	†
Class B
2009	12.52	.421		1.007	1.428	.418	—	.418	13.53	11.55		2,217	1.72		1.72		3.20		1.79		3.13		71
2010	13.53	.428		(.422)	.006	.423	.013	.436	13.10	(.04)		1,212	1.73		1.73		3.10		1.78		3.05		18
2011	13.10	.448		.888	1.336	.426	—	.426	14.01	10.37		518	1.72		1.72		3.19		1.77		3.14		21
2012	14.01	.410		.402	.812	.422	—	.422	14.40	5.84		424	1.71		1.71		2.81		1.76		2.76		24
2013	14.40	.407		(1.113)	(.706)	.404	—	.404	13.29	(4.96)		284	1.75		1.75		2.89		1.81		2.83		24
2014♦	13.29	.202	^	.480	.682	.202	—	.202	13.77	5.16	†	204	1.79	††	1.79	††	2.99	††	1.86	††	2.92	††	11	†
Advisor Class
2013■	14.39	.326		(1.104)	(.778)	.332	—	.332	13.28	(5.42	)†	1.88		††	.88	††	3.78	††	.94	††	3.72	††	24
2014♦	13.28	.268	^	.475	.743	.253	—	.253	13.77	5.62	†	332.73		††	.73	††	3.94	††	.80	††	3.87	††	11	†
Institutional Class
2013■	14.39	.343		(1.101)	(.758)	.332	—	.332	13.30	(5.28	)†	1.73		††	.73	††	3.93	††	.79	††	3.87	††	24
2014♦	13.30	.259	^	.484	.743	.253	—	.253	13.79	5.61	†	1.73		††	.73	††	4.04	††	.80	††	3.97	††	11	†

110	111

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
OHIO FUND
Class A
2009	$11.80	$.483		$.719	$1.202	$.484	$.048	$.532	$12.47	10.33%		$22,635	1.03%		1.03%		3.93%		1.10%		3.86%		42%
2010	12.47	.484		(.369)	.115	.488	.017	.505	12.08	.84		23,079	1.04		1.04		3.85		1.09		3.80		30
2011	12.08	.486		.599	1.085	.485	—	.485	12.68	9.18		23,155	1.04		1.04		3.95		1.09		3.90		35
2012	12.68	.464		.330	.794	.467	.007	.474	13.00	6.32		24,132	1.03		1.03		3.57		1.08		3.52		28
2013	13.00	.449		(.949)	(.500)	.440	—	.440	12.06	(3.92)		21,506	1.04		1.04		3.58		1.10		3.52		69
2014♦	12.06	.217	^	.535	.752	.222	—	.222	12.59	6.27	†	22,318	1.05	††	1.05	††	3.52	††	1.12	††	3.45	††	38	†
Class B
2009	11.81	.402		.717	1.119	.401	.048	.449	12.48	9.58		1,106	1.73		1.73		3.23		1.80		3.16		42
2010	12.48	.406		(.374)	.032	.405	.017	.422	12.09	.18		566	1.74		1.74		3.15		1.79		3.10		30
2011	12.09	.422		.570	.992	.402	—	.402	12.68	8.36		245	1.74		1.74		3.25		1.79		3.20		35
2012	12.68	.382		.319	.701	.384	.007	.391	12.99	5.57		190	1.73		1.73		2.87		1.78		2.82		28
2013	12.99	.361		(.954)	(.593)	.357	—	.357	12.04	(4.63)		83	1.82		1.82		2.77		1.88		2.71		69
2014♦	12.04	.163	^	.528	.691	.181	—	.181	12.55	5.76	†	89	1.92	††	1.92	††	2.66	††	1.99	††	2.59	††	38	†
Advisor Class
2013■	13.06	.279		(1.007)	(.728)	.292	—	.292	12.04	(5.59	)†	1.89		††	.89	††	3.73	††	.95	††	3.67	††	69
2014♦	12.04	.205	^	.537	.742	.222	—	.222	12.56	6.20	†	1.90		††	.90	††	3.67	††	.97	††	3.60	††	38	†
Institutional Class
2013■	13.06	.305		(1.003)	(.698)	.292	—	.292	12.07	(5.35	)†	1.74		††	.74	††	3.88	††	.80	††	3.82	††	69
2014♦	12.07	.226	^	.526	.752	.222	—	.222	12.60	6.26	†	1.73		††	.73	††	3.84	††	.80	††	3.77	††	38	†
OREGON FUND
Class A
2009	$12.23	$.482		$1.079	$1.561	$.481	$—	$.481	$13.31	12.91%		$39,182	1.01%		1.01%		3.71%		1.08%		3.64%		35%
2010	13.31	.485		(.397)	.088	.487	.021	.508	12.89	.58		42,724	1.02		1.02		3.61		1.07		3.56		16
2011	12.89	.483		.935	1.418	.488	—	.488	13.82	11.24		46,952	1.01		1.01		3.65		1.06		3.60		26
2012	13.82	.455		.439	.894	.454	—	.454	14.26	6.51		53,879	1.00		1.00		3.19		1.05		3.14		14
2013	14.26	.450		(1.165)	(.715)	.445	—	.445	13.10	(5.08)		47,716	1.00		1.00		3.29		1.06		3.23		43
2014♦	13.10	.225	^	.588	.813	.223	—	.223	13.69	6.23	†	49,032	1.01	††	1.01	††	3.37	††	1.08	††	3.30	††	16	†
Class B
2009	12.21	.392		1.076	1.468	.388	—	.388	13.29	12.14		1,413	1.71		1.71		3.01		1.78		2.94		35
2010	13.29	.393		(.397)	(.004)	.395	.021	.416	12.87	(.11)		967	1.72		1.72		2.91		1.77		2.86		16
2011	12.87	.392		.924	1.316	.396	—	.396	13.79	10.39		633	1.71		1.71		2.95		1.76		2.90		26
2012	13.79	.355		.443	.798	.358	—	.358	14.23	5.81		563	1.70		1.70		2.49		1.75		2.44		14
2013	14.23	.345		(1.166)	(.821)	.349	—	.349	13.06	(5.83)		450	1.76		1.76		2.54		1.82		2.48		43
2014♦	13.06	.173	^	.592	.765	.175	—	.175	13.65	5.88	†	361	1.78	††	1.78	††	2.60	††	1.85	††	2.53	††	16	†
Advisor Class
2013■	14.33	.276		(1.240)	(.964)	.296	—	.296	13.07	(6.74	)†	1.84		††	.84	††	3.45	††	.90	††	3.39	††	43
2014♦	13.07	.244	^	.572	.816	.226	—	.226	13.66	6.27	†	1,645.69		††	.69	††	3.62	††	.76	††	3.55	††	16	†
Institutional Class
2013■	14.33	.323		(1.237)	(.914)	.296	—	.296	13.12	(6.39	)†	1.69		††	.69	††	3.60	††	.75	††	3.54	††	43
2014♦	13.12	.232	^	.594	.826	.226	—	.226	13.72	6.33	†	1.68		††	.68	††	3.70	††	.75	††	3.63	††	16	†

112	113

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
PENNSYLVANIA FUND
Class A
2009	$12.24	$.525		$.743	$1.268	$.518	$—	$.518	$12.99	10.50%		$41,046	1.00%		1.00%		4.11%		1.07%		4.04%		56%
2010	12.99	.533		(.364)	.169	.531	.068	.599	12.56	1.24		38,601	1.01		1.01		4.07		1.06		4.02		46
2011	12.56	.534		.772	1.306	.536	—	.536	13.33	10.64		37,602	1.01		1.01		4.14		1.06		4.09		34
2012	13.33	.505		.490	.995	.530	.015	.545	13.78	7.56		40,210	1.01		1.01		3.69		1.06		3.64		33
2013	13.78	.496		(1.008)	(.512)	.488	—	.488	12.78	(3.77)		35,056	1.00		1.00		3.74		1.07		3.67		41
2014♦	12.78	.248	^	.555	.803	.243	—	.243	13.34	6.32	†	36,125	1.01	††	1.01	††	3.79	††	1.08	††	3.72	††	18	†
Class B
2009	12.25	.465		.706	1.171	.431	—	.431	12.99	9.67		1,413	1.70		1.70		3.41		1.77		3.34		56
2010	12.99	.479		(.398)	.081	.443	.068	.511	12.56	.56		961	1.71		1.71		3.37		1.76		3.32		46
2011	12.56	.536		.673	1.209	.449	—	.449	13.32	9.81		580	1.71		1.71		3.44		1.76		3.39		34
2012	13.32	.484		.423	.907	.442	.015	.457	13.77	6.88		438	1.71		1.71		2.99		1.76		2.94		33
2013	13.77	.423		(1.043)	(.620)	.400	—	.400	12.75	(4.56)		295	1.80		1.80		2.93		1.87		2.86		41
2014♦	12.75	.192	^	.558	.750	.200	—	.200	13.30	5.90	†	304	1.85	††	1.85	††	2.95	††	1.92	††	2.88	††	18	†
Advisor Class
2013■	13.84	.313		(1.060)	(.747)	.323	—	.323	12.77	(5.41	)†	1.85		††	.85	††	3.89	††	.92	††	3.82	††	41
2014♦	12.77	.264	^	.542	.806	.246	—	.246	13.33	6.34	†	302.71		††	.72	††	4.00	††	.79	††	3.93	††	18	†
Institutional Class
2013■	13.84	.339		(1.066)	(.727)	.323	—	.323	12.79	(5.26	)†	1.70		††	.70	††	4.04	††	.77	††	3.97	††	41
2014♦	12.79	.250	^	.556	.806	.246	—	.246	13.35	6.33	†	1.69		††	.69	††	4.11	††	.76	††	4.04	††	18	†
VIRGINIA FUND
Class A
2009	$12.19	$.482		$.770	$1.252	$.482	—	$.482	$12.96	10.42%		$33,321	1.02%		1.02%		3.80%		1.09%		3.73%		25%
2010	12.96	.496		(.327)	.169	.489	—	.489	12.64	1.25		34,516	1.02		1.02		3.81		1.07		3.76		24
2011	12.64	.493		.759	1.252	.492	—	.492	13.40	10.11		36,247	1.01		1.01		3.80		1.06		3.75		34
2012	13.40	.453		.332	.785	.465	—	.465	13.72	5.92		41,169	1.01		1.01		3.32		1.06		3.27		19
2013	13.72	.438		(1.030)	(.592)	.438	—	.438	12.69	(4.38)		39,638	1.00		1.00		3.32		1.06		3.26		38
2014♦	12.69	.218	^	.541	.759	.219	—	.219	13.23	6.01	†	40,585	1.00	††	1.00	††	3.38	††	1.07	††	3.31	††	24	†
Class B
2009	12.17	.395		.758	1.153	.393	—	.393	12.93	9.59		1,176	1.72		1.72		3.10		1.79		3.03		25
2010	12.93	.419		(.342)	.077	.397	—	.397	12.61	.54		541	1.72		1.72		3.11		1.77		3.06		24
2011	12.61	.414		.746	1.160	.400	—	.400	13.37	9.35		417	1.71		1.71		3.10		1.76		3.05		34
2012	13.37	.374		.309	.683	.373	—	.373	13.68	5.15		288	1.71		1.71		2.62		1.76		2.57		19
2013	13.68	.368		(1.052)	(.684)	.346	—	.346	12.65	(5.06)		153	1.77		1.77		2.54		1.83		2.48		38
2014♦	12.65	.163	^	.530	.693	.173	—	.173	13.17	5.50	†	144	1.84	††	1.85	††	2.52	††	1.91	††	2.46	††	24	†
Advisor Class
2013■	13.78	.259		(1.088)	(.829)	.291	—	.291	12.66	(6.03	)†	1.85		††	.85	††	3.47	††	.91	††	3.41	††	38
2014♦	12.66	.227	^	.513	.740	.220	—	.220	13.18	5.87	†	99.76		††	.76	††	3.47	††	.83	††	3.40	††	24	†
Institutional Class
2013■	13.78	.321		(1.090)	(.769)	.291	—	.291	12.72	(5.59	)†	1.70		††	.70	††	3.62	††	.76	††	3.56	††	38
2014♦	12.72	.227	^	.533	.760	.220	—	.220	13.26	6.00	†	1.68		††	.68	††	3.70	††	.75	††	3.63	††	24	†

114	See notes to financial statements	115

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
†	Not annualized
††	Annualized
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
■	For the period May 1, 2013 (inception of share class) to December 31, 2013.
♦	For the period January 1, 2014 to June 30, 2014.
^	Based on average shares outstanding during the period noted.

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116	117

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of June 30, 2014, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of June 30, 2014, and the results of their operations, changes in their net assets, and their financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 26, 2014

118

Board Considerations of Advisory Contracts and Fees
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

The First Investors Tax Exempt Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled and two informal meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement. The Board and its standing committees also consider at each meeting factors that are relevant to the annual renewal of each fund’s advisory agreement, including the services and support provided to each fund and its shareholders.

On April 17, 2014 (the “April Meeting”), the Independent Trustees met in person with First Investors Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the advisory agreement, and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the advisory agreement outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 15, 2014 (the “May Meeting”).

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California Tax Exempt Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund.

119

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by FIMCO’s Director of Fixed Income (who serves as the portfolio manager for each of the Funds) and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, that included, among other things: (1) the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”); and (2) comparative information on each Fund’s volatility versus total return. Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Administrative Data Management Corp. (“ADM”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered FIMCO’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of FIMCO’s advisory personnel; FIM-CO’s investment management process; FIMCO’s compliance program; the time and attention of FIMCO’s personnel devoted to the management of the Funds; and litigation pending, threatened or settled involving FIMCO, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission. The Board also considered information provided by FIMCO on management’s initiatives for increasing Fund assets and new product development, enhanced sales and marketing efforts and continuing efforts wherever possible to reduce expenses and improve performance of the Funds. In addition to evaluating, among other things,

120

the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. In this connection, the Board was advised that certain key FIMCO personnel provide separately managed account services to a FIMCO-affiliated investment adviser, but that these personnel spend most of their time serving their FIMCO clients. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders, which are primarily shareholders in the broad middle market.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements;

121

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

(4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Board noted that FIMCO provides not only advisory services, but historically also has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through First Investors Corporation (“FIC”), which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO were appropriate and consistent with the terms of the Advisory Agreement and supported approval of the Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the total return of each Fund over the most recent calendar year (“1-year period”) and the annualized total return over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the total return information provided by FIMCO for each Fund through April 30, 2014. The Board also reviewed the annual yield of each Fund for each of the past five calendar years. With regard to the total return and yield information, the Board considered the total return and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield.

122

On a Fund-by-Fund basis, the total return performance reports indicated, and the Board noted, that each Fund fell within one of the top three quintiles for at least one of the total return performance periods provided by Lipper. In particular, with regard to the Tax Exempt Income Fund, California Tax Exempt Fund and Ohio Tax Exempt Fund, the Board noted that the Fund fell within the second quintile for the 1-year period, although the longer term total return was outside of the top three quintiles. With regard to the Tax Exempt Opportunities Fund and Michigan Tax Exempt Fund, the Board noted that each Fund fell within the third quintile and second quintile, respectively, for the 3-year period, although shorter term and longer term total return was outside of the top three quintiles. With regard to the Connecticut, Massachusetts, Minnesota, New Jersey, New York, North Carolina, Oregon, Pennsylvania and Virginia Tax Exempt Funds, the Board noted that each Fund fell within the top three quintiles for both of the 1-year period and 3-year period, although the longer term total return was outside of the top three quintiles.

The Board also reviewed the yields of the Funds and noted that the yield for: (i) the Tax Exempt Income Fund and the Connecticut, Michigan, Minnesota, New York, North Carolina, Ohio, Pennsylvania and Virginia Tax Exempt Funds fell within one of the top three quintiles for each of the past five calendar years; (ii) the Massachusetts Tax Exempt Fund fell within one of the top three quintiles for four out of the past five calendar years; (iii) the Tax Exempt Opportunities Fund and New Jersey Tax Exempt Fund fell within one of the top three quintiles for two of the past five calendar years; (iv) the Oregon Tax Exempt Fund fell within one of the top three quintiles for three of the past five calendar years; and (v) the California Tax Exempt Fund fell within the fourth quintile for each of the past five calendar years. The Board also considered management’s explanation that yield is a significant consideration for many investors in tax exempt funds. Moreover, the Board considered the volatility versus total return data provided by Lipper as well as FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement.

The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee

123

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund (except for the Connecticut, Oregon and Michigan Tax Exempt Funds) on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. With regard to all of the Funds, the Board noted that there were only a limited number of funds in each Fund’s Lipper Peer Group, thereby making comparisons of limited value and that this was the reason that Lipper could not provide quintile information for the Connecticut, Oregon and Michigan Tax Exempt Funds. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to extend, on a voluntary basis, the existing management fee caps for all of the Funds until May 31, 2015. In particular, the Board noted that the contractual and actual management fees for each Fund for which quintile information was provided except for the Ohio Tax Exempt Fund were outside of the top three quintiles of their respective Peer Groups and that the contractual and actual management fees for the Ohio Tax Exempt Fund were in the third and fourth quintiles, respectively, of its Peer Group.

The Board also reviewed the information compiled by Lipper comparing each Fund’s Class A share total expense ratio, taking into account FIMCO’s current expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/ non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis to the extent provided by Lipper. In particular, the Board noted that the total expense ratio for each Fund for which quintile information was provided by Lipper was in the fifth quintile of their respective Peer Groups and the ratio of the sum of actual management and non-management fees for each Fund for which quintile information was provided by Lipper was in either the fourth or fifth quintile of their respective Peer Groups. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that: (i) the average account size of many of the First Investors funds is small by comparison to the industry average account size and that funds with small average account sizes generally have higher expenses ratios than funds with larger average account sizes; (ii) there are significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders; and (iii) Lipper expense comparisons do not take into account the size of a fund complex, and as a result, in most cases the First Investors

124

funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Lipper’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis and the Board concluded that each Fund’s management fees appeared reasonable in relation to the services and benefits provided to each Fund.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2013, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements and noted FIMCO’s analysis that its profit margin is significantly lower than such publicly-traded managers. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds and concluded that the level of profitability to FIMCO of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to FIMCO by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreement for any of the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale as each Fund’s assets increase.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered the fact that FIMCO may receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors

125

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

fund complex. However, the Board noted that FIMCO must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered the profits earned or losses incurred by ADM and the income received by FIC as a result of FIMCO’s management of the First Investors funds.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement.

126

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

William Lipkus*
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

*Effective June 27, 2014, Mr. William Lipkus became President of the Funds. Mr. Derek Burke resigned as President of the Funds effective June 27, 2014.

127

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser
First Investors Management
Company, Inc.
40 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
40 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

128

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

129

First Investors
40 Wall Street
New York, NY 10005

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TESAR

Item 2.	Code of Ethics

Not applicable for semi-annual report

Item 3.	Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4.	Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable for semi-annual report

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/	WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

Date:	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/	WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 27, 2014